JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.8%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)	338	218
7.50%, 12/1/2024(a)	589	359
7.50%, 3/15/2025(a)	5,000	3,038
BWX Technologies, Inc. 5.38%, 7/15/2026(a)	1,885	1,938
Howmet Aerospace, Inc.
5.13%, 10/1/2024	4,373	4,438
5.90%, 2/1/2027	3,054	3,081
6.75%, 1/15/2028	118	119
5.95%, 2/1/2037	110	109
TransDigm, Inc.
6.50%, 7/15/2024	340	333
6.25%, 3/15/2026(a)	5,712	5,841
Triumph Group, Inc.
5.25%, 6/1/2022	50	41
6.25%, 9/15/2024(a)	2,566	2,200
7.75%, 8/15/2025	2,540	1,651

		23,366

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	3,005	3,043
6.75%, 8/15/2024(a)	3,998	4,157

		7,200

Airlines — 0.0%(b)
American Airlines Group, Inc. 5.00%, 6/1/2022(a)	383	222
United Airlines Holdings, Inc.
5.00%, 2/1/2024	266	194
4.88%, 1/15/2025	388	271

		687

Auto Components — 1.0%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	3,620	3,039
Adient US LLC 7.00%, 5/15/2026(a)	4,760	4,880
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	1,130	1,138
4.75%, 10/1/2027(a)	1,648	1,599
5.88%, 6/1/2029(a)	3,485	3,520
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	215	213
6.25%, 4/1/2025	9,630	9,075
6.25%, 3/15/2026	828	770
6.50%, 4/1/2027	3,140	2,936
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)	884	566
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	2,380	2,392
Dana, Inc. 5.38%, 11/15/2027	2,745	2,632
Delphi Technologies plc 5.00%, 10/1/2025(a)	2,940	3,035
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	813	790
5.00%, 5/31/2026	503	465
4.88%, 3/15/2027	583	537
Icahn Enterprises LP
6.25%, 2/1/2022	1,575	1,583
6.75%, 2/1/2024	370	376
4.75%, 9/15/2024	500	483
6.38%, 12/15/2025	237	239
6.25%, 5/15/2026	4,191	4,212
IHO Verwaltungs GmbH (Germany) 4.75% (cash), 9/15/2026(a)(c)	4,960	4,754
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	331	329
Panther BF Aggregator 2 LP
6.25%, 5/15/2026(a)	2,900	2,951
8.50%, 5/15/2027(a)	2,780	2,728
Tenneco, Inc.
5.38%, 12/15/2024	540	359
5.00%, 7/15/2026	1,335	681

		56,282

Automobiles — 0.0%(b)
General Motors Co. 5.00%, 4/1/2035	240	241
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(a)	1,237	844

		1,085

Banks — 0.6%
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(d)(e)(f)(g)	3,700	3,534
Bank of America Corp.
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(g)	716	754
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(d)(e)(g)	34	37
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(d)(e)(g)	9,750	9,603
4.38%, 9/11/2024	200	211
CIT Group, Inc.
5.00%, 8/1/2023	1,725	1,729
4.75%, 2/16/2024	121	121
5.25%, 3/7/2025	1,094	1,097
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(d)(e)(g)	43	42
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(d)(e)(g)	865	869

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(g)	4,714	4,826
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)(g)	83	88
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(d)(e)(g)	200	229
Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024(a)	2,600	2,529
HSBC Holdings plc (United Kingdom) (USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(d)(e)(g)	800	808
ING Groep NV (Netherlands) (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(d)(e)(f)(g)	900	925
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034(a)(e)	1,400	1,484
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(d)(e)(g)	500	519
6.00%, 12/19/2023	665	733
Skandinaviska Enskilda Banken AB (Sweden) (USD Swap Semi 5 Year + 3.49%), 5.63%, 5/13/2022(d)(e)(f)(g)	400	398
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(a)(d)(e)(g)	739	744
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(d)(e)(g)	200	214
Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022(a)(d)(e)(g)	500	513

		32,007

Beverages — 0.0%(b)
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025(a)	110	111

Building Products — 0.4%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(a)	125	125
American Woodmark Corp. 4.88%, 3/15/2026(a)	1,525	1,483
Builders FirstSource, Inc. 6.75%, 6/1/2027(a)	1,696	1,785
Elementia SAB de CV (Mexico) 5.50%, 1/15/2025(f)	1,400	1,017
James Hardie International Finance DAC
4.75%, 1/15/2025(a)	450	451
5.00%, 1/15/2028(a)	500	511
JELD-WEN, Inc.
4.63%, 12/15/2025(a)	440	417
4.88%, 12/15/2027(a)	950	891
Masonite International Corp.
5.75%, 9/15/2026(a)	3,330	3,397
5.38%, 2/1/2028(a)	2,710	2,737
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	265	270
Standard Industries, Inc.
6.00%, 10/15/2025(a)	205	213
5.00%, 2/15/2027(a)	340	350
4.75%, 1/15/2028(a)	7,193	7,240
Summit Materials LLC
6.13%, 7/15/2023	71	71
5.13%, 6/1/2025(a)	260	255
6.50%, 3/15/2027(a)	1,145	1,159

		22,372

Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(d)(e)(g)	5,070	4,641
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(d)(e)(g)	4,072	3,909
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	1,150	1,196
MSCI, Inc. 5.38%, 5/15/2027(a)	2,543	2,734
UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(d)(e)(f)(g)	250	272

		12,752

Chemicals — 0.8%
Axalta Coating Systems LLC 4.88%, 8/15/2024(a)	800	810
Chemours Co. (The)
6.63%, 5/15/2023	970	972
7.00%, 5/15/2025	7,326	7,124
CVR Partners LP 9.25%, 6/15/2023(a)	2,392	2,248
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	2,485	2,449
Hexion, Inc. 7.88%, 7/15/2027(a)	3,110	2,795
Huntsman International LLC 5.13%, 11/15/2022	200	208

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	2,500	2,475
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	3,250	3,002
5.00%, 5/1/2025(a)	1,272	1,126
5.25%, 6/1/2027(a)	3,451	2,922
Olin Corp. 5.63%, 8/1/2029	2,620	2,368
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	150	137
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,775	1,844
4.50%, 10/15/2029	2,975	3,049
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026(a)	6,070	6,272
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	2,026	1,935
Tronox Finance plc 5.75%, 10/1/2025(a)	251	235
Tronox, Inc. 6.50%, 4/15/2026(a)	1,804	1,707
Valvoline, Inc. 4.38%, 8/15/2025	15	15

		43,693

Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	2,689	2,702
ADT Security Corp. (The)
4.13%, 6/15/2023	246	247
4.88%, 7/15/2032(a)	505	474
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	242	254
9.75%, 7/15/2027(a)	72	77
Aramark Services, Inc.
5.00%, 4/1/2025(a)	620	623
5.00%, 2/1/2028(a)	5,726	5,640
Brink’s Co. (The) 4.63%, 10/15/2027(a)	995	931
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	2,860	2,960
Covanta Holding Corp.
5.88%, 3/1/2024	200	201
5.88%, 7/1/2025	1,390	1,372
Harsco Corp. 5.75%, 7/31/2027(a)	139	136
KAR Auction Services, Inc. 5.13%, 6/1/2025(a)	2,015	1,904
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021(a)	185	185
5.00%, 2/1/2025(a)	146	147
Nielsen Finance LLC 5.00%, 4/15/2022(a)	5,180	5,172
Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	653	681
5.75%, 4/15/2026(a)	4,665	4,805

		28,511

Communications Equipment — 0.4%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	4,389	4,267
CommScope, Inc.
5.50%, 3/1/2024(a)	170	175
5.50%, 6/15/2024(a)	448	440
6.00%, 3/1/2026(a)	7,760	8,160
8.25%, 3/1/2027(a)	4,945	5,155
Nokia OYJ (Finland)
4.38%, 6/12/2027	2,600	2,742
6.63%, 5/15/2039	215	236
Plantronics, Inc. 5.50%, 5/31/2023(a)	2,380	1,821

		22,996

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	1,928	2,046
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048(f)	2,100	2,172
Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034(f)	3,400	2,325
MasTec, Inc. 4.88%, 3/15/2023	452	452

		6,995

Construction Materials — 0.0%(b)
Cemex SAB de CV (Mexico) 5.70%, 1/11/2025(a)	600	592

Consumer Finance — 0.6%
Ally Financial, Inc.
4.13%, 2/13/2022	35	36
5.13%, 9/30/2024	128	133
4.63%, 3/30/2025	1,366	1,407
5.75%, 11/20/2025	5,925	6,162
8.00%, 11/1/2031	418	527
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(a)	160	135
5.25%, 5/15/2024(a)	355	300
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	1,166	926
FirstCash, Inc. 5.38%, 6/1/2024(a)	156	156
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	2,470	2,365
4.39%, 1/8/2026	1,500	1,410
4.54%, 8/1/2026	3,245	3,043
4.27%, 1/9/2027	1,840	1,674
General Motors Financial Co., Inc. 5.25%, 3/1/2026	270	282
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024(a)(c)	3,580	1,948

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.57%, 12/21/2065(a)(e)	1,135	511
Navient Corp. 6.13%, 3/25/2024	5,680	5,325
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023(a)	350	297
5.50%, 2/15/2024(a)	990	850
Springleaf Finance Corp.
6.13%, 5/15/2022	245	246
5.63%, 3/15/2023	272	267
6.88%, 3/15/2025	935	923
7.13%, 3/15/2026	3,932	3,873
6.63%, 1/15/2028	4,603	4,395

		37,191

Containers & Packaging — 0.9%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)	8,155	8,406
5.25%, 8/15/2027(a)	6,082	5,991
Ball Corp. 4.00%, 11/15/2023	40	42
Berry Global, Inc.
5.13%, 7/15/2023	187	189
4.50%, 2/15/2026(a)	525	528
4.88%, 7/15/2026(a)	6,780	7,086
5.63%, 7/15/2027(a)	291	306
Crown Americas LLC 4.75%, 2/1/2026	860	894
Greif, Inc. 6.50%, 3/1/2027(a)	1,690	1,707
Intertape Polymer Group, Inc. (Canada) 7.00%, 10/15/2026(a)	32	33
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	7,145	7,447
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	5,060	5,022
7.25%, 4/15/2025(a)	5,185	4,667
OI European Group BV 4.00%, 3/15/2023(a)	14	14
Sealed Air Corp.
5.13%, 12/1/2024(a)	1,995	2,159
5.50%, 9/15/2025(a)	250	271
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,119
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026(a)(h)	6,991	7,334
8.50%, 8/15/2027(a)(h)	1,545	1,630

		54,845

Distributors — 0.2%
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	4,207	4,123
Wolverine Escrow LLC
8.50%, 11/15/2024(a)	2,565	1,706
9.00%, 11/15/2026(a)	5,895	3,925

		9,754

Diversified Consumer Services — 0.1%
Service Corp. International
5.38%, 5/15/2024	300	307
7.50%, 4/1/2027	535	594
4.63%, 12/15/2027	2,455	2,583
5.13%, 6/1/2029	3,309	3,565

		7,049

Diversified Financial Services — 0.2%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	412	309
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	1,203	1,137
Petronas Capital Ltd. (Malaysia)
4.55%, 4/21/2050(a)	2,710	3,341
4.80%, 4/21/2060(a)	2,170	2,857
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	2,967	3,167
8.25%, 11/15/2026(a)	201	220

		11,031

Diversified Telecommunication Services — 3.0%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	5,232	5,795
6.00%, 2/15/2028(a)	1,450	1,410
Altice France SA (France)
7.38%, 5/1/2026(a)	11,290	11,910
8.13%, 2/1/2027(a)	400	440
5.50%, 1/15/2028(a)	3,500	3,598
CCO Holdings LLC
5.88%, 4/1/2024(a)	4,334	4,452
5.38%, 5/1/2025(a)	265	272
5.75%, 2/15/2026(a)	4,531	4,724
5.50%, 5/1/2026(a)	1,337	1,414
5.13%, 5/1/2027(a)	18,685	19,620
5.88%, 5/1/2027(a)	3,380	3,541
5.00%, 2/1/2028(a)	12,412	13,000
5.38%, 6/1/2029(a)	1,229	1,324
4.75%, 3/1/2030(a)	4,817	5,034
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	388	421
Series Y, 7.50%, 4/1/2024	3,707	4,078
5.63%, 4/1/2025	2,711	2,792
5.13%, 12/15/2026(a)	6,300	6,363
4.00%, 2/15/2027(a)	2,090	2,084
Series G, 6.88%, 1/15/2028	17	18
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)	1,740	1,792
8.00%, 10/15/2025(a)	325	336
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(a)	1,150	1,156
Embarq Corp. 8.00%, 6/1/2036	1,643	1,753
Frontier Communications Corp.
7.63%, 4/15/2024	158	51
6.88%, 1/15/2025	357	112

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
11.00%, 9/15/2025(i)	369	130
8.50%, 4/1/2026(a)	2,274	2,178
8.00%, 4/1/2027(a)	5,235	5,385
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	8,602	4,538
8.00%, 2/15/2024(a)(h)	5,129	5,174
8.50%, 10/15/2024(a)	5,163	2,943
9.75%, 7/15/2025(a)	1,765	1,019
Level 3 Financing, Inc.
5.63%, 2/1/2023	152	152
5.38%, 1/15/2024	375	380
5.38%, 5/1/2025	4,436	4,557
5.25%, 3/15/2026	1,416	1,466
4.63%, 9/15/2027(a)	3,585	3,674
SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044(a)	110	105
Sprint Capital Corp.
6.88%, 11/15/2028	148	183
8.75%, 3/15/2032	10,816	15,548
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	6,765	7,560
6.00%, 9/30/2034	2,211	2,382
7.72%, 6/4/2038	3,920	4,758
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	500	524
Virgin Media Finance plc (United Kingdom) 6.00%, 10/15/2024(a)	1,350	1,387
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 8/15/2026(a)	2,560	2,669
5.50%, 5/15/2029(a)	6,015	6,316
Windstream Services LLC 8.63%, 10/31/2025(a)(h)	477	284

		170,802

Electric Utilities — 0.4%
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(a)	500	594
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049(a)	1,100	1,195
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021(f)	3,900	3,695
Fenix Power Peru SA (Peru) 4.32%, 9/20/2027(f)	2,678	2,634
Inkia Energy Ltd. (Peru) 5.88%, 11/9/2027(f)	2,200	2,134
Instituto Costarricense de Electricidad (Costa Rica)
6.95%, 11/10/2021(f)	1,300	1,227
6.38%, 5/15/2043(f)	690	447
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(a)	213	220
4.25%, 9/15/2024(a)	52	54
4.50%, 9/15/2027(a)	201	213
NRG Energy, Inc.
7.25%, 5/15/2026	2,315	2,491
6.63%, 1/15/2027	165	176
5.75%, 1/15/2028	3,519	3,828
5.25%, 6/15/2029(a)	294	320
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	190	187
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	501	526
5.63%, 2/15/2027(a)	1,370	1,456
5.00%, 7/31/2027(a)	3,380	3,536

		24,933

Electrical Equipment — 0.0%(b)
Sensata Technologies BV
4.88%, 10/15/2023(a)	255	262
5.63%, 11/1/2024(a)	200	209
5.00%, 10/1/2025(a)	517	537

		1,008

Electronic Equipment, Instruments & Components — 0.2%
Anixter, Inc. 6.00%, 12/1/2025	766	789
CDW LLC
5.50%, 12/1/2024	390	424
5.00%, 9/1/2025	468	484
4.25%, 4/1/2028	6,300	6,408
Sensata Technologies, Inc. 4.38%, 2/15/2030(a)	1,325	1,289

		9,394

Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027(a)	1,701	1,624
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	3,575	2,038
Nabors Industries, Inc. 5.75%, 2/1/2025	414	128
Noble Holding International Ltd.
7.95%, 4/1/2025(h)	59	2
7.88%, 2/1/2026(a)	140	36
6.20%, 8/1/2040	92	2
5.25%, 3/15/2042	41	1
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	5	5
7.75%, 12/15/2023	75	41
5.25%, 11/15/2024	201	103
7.13%, 1/15/2026(a)	3,376	1,688
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	660	292
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	4,978	4,680
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	259	233
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	313	297
Transocean, Inc.
7.25%, 11/1/2025(a)	8	4
7.50%, 1/15/2026(a)	464	251
8.00%, 2/1/2027(a)	1,645	888

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
USA Compression Partners LP
6.88%, 4/1/2026	1,030	992
6.88%, 9/1/2027	13	12

		13,317

Entertainment — 0.4%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	2,788	718
5.88%, 11/15/2026	248	62
6.13%, 5/15/2027	267	67
Cinemark USA, Inc. 4.88%, 6/1/2023	3,316	2,931
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	3,410	3,257
5.63%, 3/15/2026(a)	643	620
4.75%, 10/15/2027(a)	1,820	1,691
Netflix, Inc.
5.88%, 2/15/2025	50	56
4.88%, 4/15/2028	3,845	4,104
5.88%, 11/15/2028	5,335	6,070
5.38%, 11/15/2029(a)	202	224
4.88%, 6/15/2030(a)	1,855	2,003
WMG Acquisition Corp.
4.88%, 11/1/2024(a)	100	101
5.50%, 4/15/2026(a)	525	541

		22,445

Equity Real Estate Investment Trusts (REITs) — 0.9%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	3,421	2,600
CoreCivic, Inc. 5.00%, 10/15/2022	55	54
Diversified Healthcare Trust 4.75%, 2/15/2028	2,690	2,234
Equinix, Inc.
5.88%, 1/15/2026	2,018	2,114
5.38%, 5/15/2027	285	307
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	4,950	4,813
4.63%, 10/1/2027(a)	2,315	2,191
GEO Group, Inc. (The) 5.88%, 10/15/2024	250	207
GLP Capital LP
5.25%, 6/1/2025	225	226
5.75%, 6/1/2028	250	248
HAT Holdings I LLC 5.25%, 7/15/2024(a)	483	489
Iron Mountain, Inc.
6.00%, 8/15/2023	385	389
5.75%, 8/15/2024	2,775	2,792
4.88%, 9/15/2027(a)	3,444	3,462
5.25%, 3/15/2028(a)	763	774
4.88%, 9/15/2029(a)	1,325	1,328
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	4,022	4,193
5.75%, 2/1/2027	2,400	2,517
MPT Operating Partnership LP 4.63%, 8/1/2029	1,472	1,457
RHP Hotel Properties LP 5.00%, 4/15/2023	875	812
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027(a)	5,575	4,732
SBA Communications Corp. 4.88%, 9/1/2024	1,225	1,258
Uniti Group LP
6.00%, 4/15/2023(a)	4,795	4,687
8.25%, 10/15/2023	99	93
7.13%, 12/15/2024(a)	65	59
VICI Properties LP
3.50%, 2/15/2025(a)	590	568
4.25%, 12/1/2026(a)	3,443	3,411
3.75%, 2/15/2027(a)	1,945	1,877
4.63%, 12/1/2029(a)	1,532	1,528
4.13%, 8/15/2030(a)	2,240	2,162

		53,582

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.
6.63%, 6/15/2024	467	483
5.75%, 3/15/2025	2,304	2,368
7.50%, 3/15/2026(a)	1,480	1,652
4.63%, 1/15/2027(a)	1,755	1,781
5.88%, 2/15/2028(a)	1,317	1,410
4.88%, 2/15/2030(a)	1,160	1,202
Cencosud SA (Chile) 6.63%, 2/12/2045(f)	2,600	2,707
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	118
8.00%, 5/1/2031	870	922
Rite Aid Corp.
6.13%, 4/1/2023(a)	4,846	4,507
7.50%, 7/1/2025(a)	2,814	2,793
Tesco plc (United Kingdom) 6.15%, 11/15/2037(a)	870	1,053

		21,004

Food Products — 0.5%
B&G Foods, Inc. 5.25%, 4/1/2025	2,741	2,816
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	1,640	1,706
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	650	618
JBS USA LUX SA
5.88%, 7/15/2024(a)	598	608
5.75%, 6/15/2025(a)	1,228	1,257
6.75%, 2/15/2028(a)	1,253	1,356
6.50%, 4/15/2029(a)	757	823
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)	3,030	3,136
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	2,695	2,756
5.88%, 9/30/2027(a)	397	413
Post Holdings, Inc.
5.00%, 8/15/2026(a)	1,352	1,386
5.75%, 3/1/2027(a)	342	357
5.63%, 1/15/2028(a)	100	105

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.50%, 12/15/2029(a)	4,455	4,654
4.63%, 4/15/2030(a)	1,095	1,080
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026(a)	3,000	3,075

		26,146

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	189	198
5.50%, 5/20/2025	3,952	4,110
5.88%, 8/20/2026	2,038	2,161
5.75%, 5/20/2027	277	294

		6,763

Health Care Equipment & Supplies — 0.2%
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(a)	1,093	1,123
4.38%, 9/15/2027(a)	3,560	3,653
Hologic, Inc. 4.38%, 10/15/2025(a)	4,315	4,411
Teleflex, Inc. 4.88%, 6/1/2026	386	398

		9,585

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.
6.13%, 3/15/2021	26	26
5.13%, 7/1/2022	165	164
5.63%, 2/15/2023	738	737
6.50%, 3/1/2024	211	213
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)	375	356
Centene Corp.
4.75%, 1/15/2025	421	435
5.25%, 4/1/2025(a)	873	899
5.38%, 6/1/2026(a)	7,395	7,819
4.25%, 12/15/2027	3,261	3,407
4.63%, 12/15/2029	3,950	4,252
3.38%, 2/15/2030	1,140	1,148
Community Health Systems, Inc.
6.25%, 3/31/2023	4,288	4,159
8.63%, 1/15/2024(a)	5,285	5,311
8.13%, 6/30/2024(a)	815	583
8.00%, 3/15/2026(a)	101	99
DaVita, Inc.
5.13%, 7/15/2024	946	965
5.00%, 5/1/2025	8,223	8,439
Encompass Health Corp.
5.75%, 11/1/2024	378	380
5.75%, 9/15/2025	1,960	2,009
4.50%, 2/1/2028	4,630	4,700
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	1,122	494
HCA, Inc.
5.88%, 5/1/2023	355	386
5.38%, 2/1/2025	2,180	2,393
5.88%, 2/15/2026	8,253	9,239
5.25%, 6/15/2026	145	165
5.63%, 9/1/2028	11,934	13,679
5.88%, 2/1/2029	17,085	19,860
3.50%, 9/1/2030	1,515	1,492
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(a)(c)	456	399
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	1,018	565
Tenet Healthcare Corp.
8.13%, 4/1/2022	255	266
6.75%, 6/15/2023	1,765	1,849
4.63%, 7/15/2024	1,712	1,733
4.63%, 9/1/2024(a)	86	87
5.13%, 5/1/2025	3,302	3,351
4.88%, 1/1/2026(a)	9,842	10,115
6.25%, 2/1/2027(a)	10,278	10,639
5.13%, 11/1/2027(a)	2,291	2,365

		125,178

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026(a)	2,787	2,951
5.00%, 5/15/2027(a)	2,912	3,035

		5,986

Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC (Canada)
4.25%, 5/15/2024(a)	1,658	1,677
5.00%, 10/15/2025(a)	2,725	2,754
3.88%, 1/15/2028(a)	1,970	1,941
Boyd Gaming Corp.
6.38%, 4/1/2026	2,069	2,058
6.00%, 8/15/2026	1,625	1,580
Boyne USA, Inc. 7.25%, 5/1/2025(a)	594	628
Caesars Resort Collection LLC 5.25%, 10/15/2025(a)	2,240	1,992
CCM Merger, Inc. 6.00%, 3/15/2022(a)	1,038	971
Cedar Fair LP
5.38%, 4/15/2027	24	23
5.25%, 7/15/2029(a)	1,975	1,867
Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023(a)	1,820	1,651
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	726	501
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	851	591
Eldorado Resorts, Inc. 6.00%, 4/1/2025	1,525	1,557
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	1,032	1,014
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	982	835
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	4,492	4,505
4.88%, 1/15/2030	1,404	1,397
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	438

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	1,379	1,369
4.88%, 4/1/2027	3,059	3,036
International Game Technology plc
6.25%, 2/15/2022(a)	2,135	2,180
6.50%, 2/15/2025(a)	1,825	1,880
6.25%, 1/15/2027(a)	3,085	3,133
IRB Holding Corp. 6.75%, 2/15/2026(a)	858	803
KFC Holding Co. 4.75%, 6/1/2027(a)	1,440	1,493
LTF Merger Sub, Inc. 8.50%, 6/15/2023(a)	150	118
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	3,565	3,538
4.75%, 1/15/2028(a)	18	16
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026(a)	3,050	2,929
MGM Resorts International
6.00%, 3/15/2023	745	747
5.75%, 6/15/2025	4,453	4,443
4.63%, 9/1/2026	4,428	4,229
5.50%, 4/15/2027	4,150	4,032
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027(a)	500	415
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	1,180	1,234
11.50%, 6/1/2025(a)	3,418	3,624
Sabre GLBL, Inc.
5.38%, 4/15/2023(a)	4,975	4,713
5.25%, 11/15/2023(a)	875	823
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	4,321	4,041
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	3,291	3,094
5.50%, 4/15/2027(a)	1,740	1,618
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	3,716	3,939
Station Casinos LLC
5.00%, 10/1/2025(a)	3,136	2,818
4.50%, 2/15/2028(a)	760	670
Wyndham Destinations, Inc.
4.25%, 3/1/2022	8	8
5.40%, 4/1/2024(h)	169	159
6.35%, 10/1/2025(h)	143	135
5.75%, 4/1/2027(h)	2,506	2,266
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	5,189	5,030
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	4,453	4,276
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	3,563	3,693

		104,482

Household Durables — 0.4%
Lennar Corp.
5.88%, 11/15/2024	117	127
4.75%, 5/30/2025	874	933
5.25%, 6/1/2026	490	527
5.00%, 6/15/2027	515	555
4.75%, 11/29/2027	4,746	5,172
Newell Brands, Inc.
4.70%, 4/1/2026(h)	4,000	4,141
5.87%, 4/1/2036(h)	2,780	2,905
PulteGroup, Inc. 5.00%, 1/15/2027	1,460	1,548
Tempur Sealy International, Inc.
5.63%, 10/15/2023	1,162	1,162
5.50%, 6/15/2026	6,754	6,772
Toll Brothers Finance Corp. 3.80%, 11/1/2029	595	582

		24,424

Household Products — 0.4%
Central Garden & Pet Co. 5.13%, 2/1/2028	2,775	2,838
Energizer Holdings, Inc.
5.50%, 6/15/2025(a)	4,105	4,202
7.75%, 1/15/2027(a)	5,700	6,213
Spectrum Brands, Inc.
6.13%, 12/15/2024	673	690
5.75%, 7/15/2025	4,325	4,460
5.00%, 10/1/2029(a)	2,578	2,517

		20,920

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
5.50%, 4/15/2025	3,838	3,933
5.13%, 9/1/2027	500	530
Calpine Corp.
5.75%, 1/15/2025	49	50
5.25%, 6/1/2026(a)	5,201	5,386
Clearway Energy Operating LLC
5.75%, 10/15/2025	55	59
5.00%, 9/15/2026	316	323
Vistra Energy Corp. 5.88%, 6/1/2023	72	73

		10,354

Industrial Conglomerates — 0.0%(b)
Grupo KUO SAB de CV (Mexico) 5.75%, 7/7/2027(a)	1,100	899

Insurance — 0.0%(b)
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(a)(e)	600	709

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(a)	551	579
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	2,900	2,629

		3,208

IT Services — 0.1%
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(a)	283	286
Cogent Communications Group, Inc. 5.38%, 3/1/2022(a)	1,515	1,556

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exela Intermediate LLC 10.00%, 7/15/2023(a)	998	170
Gartner, Inc. 5.13%, 4/1/2025(a)	1,813	1,850
VeriSign, Inc. 4.75%, 7/15/2027	5	5

		3,867

Leisure Products — 0.2%
Mattel, Inc.
3.15%, 3/15/2023	765	727
6.75%, 12/31/2025(a)	8,363	8,718
5.88%, 12/15/2027(a)	2,635	2,681
Vista Outdoor, Inc. 5.88%, 10/1/2023	350	331

		12,457

Life Sciences Tools & Services — 0.1%
Avantor, Inc. 6.00%, 10/1/2024(a)	7,180	7,537

Machinery — 0.1%
Amsted Industries, Inc. 5.63%, 7/1/2027(a)	116	118
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(a)	530	538
Colfax Corp.
6.00%, 2/15/2024(a)	1,935	2,012
6.38%, 2/15/2026(a)	23	24
EnPro Industries, Inc. 5.75%, 10/15/2026	265	260
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)	130	117
RBS Global, Inc. 4.88%, 12/15/2025(a)	525	522
SPX FLOW, Inc.
5.63%, 8/15/2024(a)	1,135	1,146
5.88%, 8/15/2026(a)	295	297
Tennant Co. 5.63%, 5/1/2025	679	681
Wabash National Corp. 5.50%, 10/1/2025(a)	660	563
Welbilt, Inc. 9.50%, 2/15/2024	295	266

		6,544

Marine — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034(a)	4,349	4,022
6.75%, 6/1/2034(f)	493	456

		4,478

Media — 2.9%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)	7,710	8,118
AMC Networks, Inc.
5.00%, 4/1/2024	2,730	2,737
4.75%, 8/1/2025	1,785	1,798
Charter Communications Operating LLC
4.91%, 7/23/2025	30	34
6.38%, 10/23/2035	221	290
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	4,560	4,148
5.13%, 8/15/2027(a)	8,909	8,909
CSC Holdings LLC
6.75%, 11/15/2021	115	121
5.38%, 7/15/2023(a)	200	203
5.25%, 6/1/2024	1,168	1,232
7.75%, 7/15/2025(a)	200	209
6.63%, 10/15/2025(a)	1,600	1,673
10.88%, 10/15/2025(a)	8,280	8,964
5.50%, 4/15/2027(a)	400	423
5.38%, 2/1/2028(a)	210	223
6.50%, 2/1/2029(a)	6,970	7,695
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(a)	369	307
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	7,656	6,086
6.63%, 8/15/2027(a)	2,667	1,605
DISH DBS Corp.
6.75%, 6/1/2021	730	745
5.88%, 7/15/2022	580	596
5.00%, 3/15/2023	704	701
5.88%, 11/15/2024	20,640	20,377
7.75%, 7/1/2026	8,220	8,528
Entercom Media Corp.
7.25%, 11/1/2024(a)	2,875	2,315
6.50%, 5/1/2027(a)	1,123	988
GCI LLC
6.63%, 6/15/2024(a)	615	645
6.88%, 4/15/2025	1,725	1,792
Gray Television, Inc.
5.13%, 10/15/2024(a)	109	110
5.88%, 7/15/2026(a)	1,237	1,277
7.00%, 5/15/2027(a)	3,427	3,620
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,253	3,400
8.38%, 5/1/2027	1,354	1,266
5.25%, 8/15/2027(a)	3,128	3,065
Lamar Media Corp.
5.00%, 5/1/2023	15	15
5.75%, 2/1/2026	1,030	1,072
3.75%, 2/15/2028(a)	710	689
4.00%, 2/15/2030(a)	500	481
Liberty Interactive LLC 8.25%, 2/1/2030	275	254
Meredith Corp. 6.88%, 2/1/2026	4,270	3,955
Midcontinent Communications 5.38%, 8/15/2027(a)	326	333
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(a)	1,235	1,260
5.63%, 7/15/2027(a)	5,683	5,825
Outfront Media Capital LLC 5.00%, 8/15/2027(a)	3,463	3,371
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	232

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sinclair Television Group, Inc.
5.63%, 8/1/2024(a)	890	881
5.88%, 3/15/2026(a)	184	180
5.13%, 2/15/2027(a)	3,210	2,987
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	202	207
5.38%, 4/15/2025(a)	786	807
5.38%, 7/15/2026(a)	1,264	1,311
5.00%, 8/1/2027(a)	10,277	10,739
5.50%, 7/1/2029(a)	1,664	1,776
TEGNA, Inc.
4.63%, 3/15/2028(a)	1,360	1,292
5.00%, 9/15/2029(a)	2,090	1,980
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028(a)	2,400	2,496
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(a)	2,900	2,800
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(e)	530	505
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(e)	509	514
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	190	201
5.13%, 4/15/2027(a)	7,040	7,401
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027(a)	1,050	1,097
Ziggo BV (Netherlands)
5.50%, 1/15/2027(a)	2,363	2,485
4.88%, 1/15/2030(a)	2,750	2,833

		164,179

Metals & Mining — 0.7%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	2,500	2,538
7.00%, 9/30/2026(a)	945	969
6.13%, 5/15/2028(a)	3,085	3,008
Allegheny Technologies, Inc. 7.88%, 8/15/2023(h)	135	124
ArcelorMittal SA (Luxembourg) 7.25%, 10/15/2039(h)	200	238
Commercial Metals Co.
4.88%, 5/15/2023	40	40
5.38%, 7/15/2027	359	361
Constellium SE
6.63%, 3/1/2025(a)	2,610	2,653
5.88%, 2/15/2026(f)	2,150	2,171
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	59	60
5.13%, 3/15/2023(a)	165	170
5.13%, 5/15/2024(a)	174	180
4.50%, 9/15/2027(a)	1,830	1,846
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	5	5
3.88%, 3/15/2023	2,491	2,511
4.55%, 11/14/2024	3,415	3,474
4.13%, 3/1/2028	2,488	2,420
5.40%, 11/14/2034	98	97
5.45%, 3/15/2043	2,072	2,048
Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041(a)	685	753
Hudbay Minerals, Inc. (Canada)
7.25%, 1/15/2023(a)	160	152
7.63%, 1/15/2025(a)	85	77
Indonesia Asahan Aluminium Persero PT (Indonesia)
6.53%, 11/15/2028(f)	1,050	1,181
6.76%, 11/15/2048(f)	3,600	4,203
Kaiser Aluminum Corp. 4.63%, 3/1/2028(a)	3,750	3,544
Nexa Resources SA (Peru) 5.38%, 5/4/2027(f)	1,900	1,815
Novelis Corp.
5.88%, 9/30/2026(a)	3,762	3,853
4.75%, 1/30/2030(a)	1,620	1,539
Steel Dynamics, Inc.
4.13%, 9/15/2025	399	404
5.00%, 12/15/2026	28	29
United States Steel Corp. 6.25%, 3/15/2026	576	367

		42,830

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty Trust, Inc. Series QIB, REIT, 4.50%, 3/15/2027(a)	20,000	17,366

Multiline Retail — 0.0%(b)
Neiman Marcus Group Ltd. LLC 14.00% (cash), 4/25/2024(a)(c)(i)	57	13

Oil, Gas & Consumable Fuels — 3.3%
AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028(f)	4,300	4,184
Antero Midstream Partners LP
5.38%, 9/15/2024	4,290	3,582
5.75%, 3/1/2027(a)	675	532
5.75%, 1/15/2028(a)	695	543
Antero Resources Corp.
5.13%, 12/1/2022	7,592	5,314
5.63%, 6/1/2023	300	174
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	3,495	2,366
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027(a)	100	51
Blue Racer Midstream LLC
6.13%, 11/15/2022(a)	7,705	7,519
6.63%, 7/15/2026(a)	905	804
Buckeye Partners LP
4.13%, 3/1/2025(a)	1,635	1,604
3.95%, 12/1/2026	2,260	2,171
4.13%, 12/1/2027	1,610	1,554
4.50%, 3/1/2028(a)	1,635	1,582
5.60%, 10/15/2044	900	747
Callon Petroleum Co.
6.25%, 4/15/2023	1,687	548
6.13%, 10/1/2024	294	97
6.38%, 7/1/2026	159	45

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	350	385
Cheniere Energy Partners LP
5.25%, 10/1/2025	3,038	3,068
5.63%, 10/1/2026	32	33
4.50%, 10/1/2029(a)	3,845	3,758
Chesapeake Energy Corp. 11.50%, 1/1/2025(a)	3,304	223
CNX Midstream Partners LP 6.50%, 3/15/2026(a)	207	187
CNX Resources Corp. 5.88%, 4/15/2022	1,910	1,896
Comstock Resources, Inc.
7.50%, 5/15/2025(a)	1,100	971
9.75%, 8/15/2026	1,539	1,431
Crestwood Midstream Partners LP
6.25%, 4/1/2023(h)	340	324
5.75%, 4/1/2025	229	213
5.63%, 5/1/2027(a)	4,235	3,684
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(d)(e)(g)	235	143
DCP Midstream Operating LP
3.88%, 3/15/2023	350	331
5.38%, 7/15/2025	4,290	4,148
6.75%, 9/15/2037(a)	124	102
5.60%, 4/1/2044	25	18
Delek Logistics Partners LP 6.75%, 5/15/2025	575	555
Denbury Resources, Inc. 9.00%, 5/15/2021(a)	1,725	742
Diamondback Energy, Inc. 5.38%, 5/31/2025	3,390	3,469
Ecopetrol SA (Colombia) 5.88%, 5/28/2045	4,145	4,307
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(d)(e)(g)	223	175
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(d)(e)(g)	11,705	9,656
5.30%, 4/15/2047	430	421
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(g)	460	129
4.40%, 4/1/2024	374	300
4.15%, 6/1/2025	4,292	3,455
4.85%, 7/15/2026	1,215	978
Enterprise Products Operating LLC (ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(e)	194	174
EP Energy LLC
9.38%, 5/1/2024(a)(i)	499	—	(j)
8.00%, 11/29/2024(a)(i)	310	3
7.75%, 5/15/2026(a)(i)	982	128
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026(a)	12	1
Genesis Energy LP
6.00%, 5/15/2023	53	50
6.25%, 5/15/2026	455	405
7.75%, 2/1/2028	2,665	2,492
Global Partners LP
7.00%, 6/15/2023	119	113
7.00%, 8/1/2027	635	552
Gulfport Energy Corp.
6.63%, 5/1/2023	3,075	1,983
6.00%, 10/15/2024	6,189	3,620
6.38%, 1/15/2026	27	14
Hilcorp Energy I LP
5.00%, 12/1/2024(a)	370	325
5.75%, 10/1/2025(a)	163	147
6.25%, 11/1/2028(a)	292	250
Martin Midstream Partners LP 7.25%, 2/15/2021	611	358
Matador Resources Co. 5.88%, 9/15/2026	455	338
MEG Energy Corp. (Canada)
7.00%, 3/31/2024(a)	3,481	3,350
6.50%, 1/15/2025(a)	3,949	3,892
7.13%, 2/1/2027(a)	2,262	2,060
MPLX LP 4.50%, 4/15/2038	750	744
Murphy Oil Corp. 5.75%, 8/15/2025	2,680	2,509
NAK Naftogaz Ukraine via Kondor Finance plc (Ukraine) 7.63%, 11/8/2026(f)	4,700	4,309
Newfield Exploration Co. 5.38%, 1/1/2026	100	89
NuStar Logistics LP
6.00%, 6/1/2026	1,579	1,516
5.63%, 4/28/2027	336	318
Oasis Petroleum, Inc.
6.88%, 3/15/2022	3,819	724
6.88%, 1/15/2023	2,458	415
6.25%, 5/1/2026(a)	1,895	313
Oil and Gas Holding Co. BSCC (The) (Bahrain)
7.63%, 11/7/2024(f)	1,400	1,449
8.38%, 11/7/2028(f)	700	728
Parsley Energy LLC
5.38%, 1/15/2025(a)	1,140	1,120
5.25%, 8/15/2025(a)	2,500	2,419
PBF Holding Co. LLC 6.00%, 2/15/2028(a)	3,460	2,906
PBF Logistics LP 6.88%, 5/15/2023	195	186
Peabody Energy Corp.
6.00%, 3/31/2022(a)	50	34
6.38%, 3/31/2025(a)	236	127

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Petroleos Mexicanos (Mexico)
7.69%, 1/23/2050(f)	1,100	916
7.69%, 1/23/2050(a)	800	666
6.95%, 1/28/2060(a)	15,390	11,759
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(d)(e)(g)	475	340
QEP Resources, Inc.
5.38%, 10/1/2022	135	77
5.25%, 5/1/2023	85	45
5.63%, 3/1/2026	79	42
Range Resources Corp.
5.00%, 3/15/2023	6,465	5,848
4.88%, 5/15/2025	395	330
SM Energy Co.
6.13%, 11/15/2022	3,580	2,148
5.00%, 1/15/2024	38	20
6.75%, 9/15/2026	179	91
6.63%, 1/15/2027	2,778	1,424
Southern Gas Corridor CJSC (Azerbaijan) 6.88%, 3/24/2026(f)	3,200	3,678
Southwestern Energy Co.
6.20%, 1/23/2025(h)	2,165	1,945
7.50%, 4/1/2026	4,275	3,933
7.75%, 10/1/2027	160	149
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030(f)	2,860	3,225
Summit Midstream Holdings LLC
5.50%, 8/15/2022	130	62
5.75%, 4/15/2025	431	185
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	740	723
Sunoco LP
4.88%, 1/15/2023	63	64
5.50%, 2/15/2026	218	219
6.00%, 4/15/2027	623	640
5.88%, 3/15/2028	19	19
Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)	224	214
5.50%, 1/15/2028(a)	54	48
Targa Resources Partners LP
5.25%, 5/1/2023	43	43
4.25%, 11/15/2023	175	171
6.75%, 3/15/2024	2,315	2,354
5.13%, 2/1/2025	170	169
5.88%, 4/15/2026	7,125	7,251
5.38%, 2/1/2027	75	75
6.50%, 7/15/2027	3,016	3,175
5.00%, 1/15/2028	2,230	2,169
6.88%, 1/15/2029	2,240	2,397
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	255	260
5.00%, 1/31/2028(a)	172	183
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026(a)	4,100	3,576
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	471	266
Whiting Petroleum Corp.
5.75%, 3/15/2021(i)	3,365	395
6.25%, 4/1/2023(i)	2,940	329
6.63%, 1/15/2026(i)	797	92
WPX Energy, Inc.
8.25%, 8/1/2023	1,521	1,624
5.75%, 6/1/2026	2,977	2,977

		184,996

Paper & Forest Products — 0.0%(b)
Clearwater Paper Corp. 4.50%, 2/1/2023	206	204

Personal Products — 0.1%
Coty, Inc. 6.50%, 4/15/2026(a)	280	232
Edgewell Personal Care Co.
4.70%, 5/19/2021	10	10
4.70%, 5/24/2022	2,250	2,318
Prestige Brands, Inc. 6.38%, 3/1/2024(a)	3,750	3,858
Revlon Consumer Products Corp. 6.25%, 8/1/2024	207	33

		6,451

Pharmaceuticals — 0.9%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	395	359
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	10,452	11,605
8.50%, 1/31/2027(a)	1,849	2,021
Bausch Health Cos., Inc.
6.50%, 3/15/2022(a)	256	260
5.50%, 3/1/2023(a)	7	7
5.88%, 5/15/2023(a)	92	92
7.00%, 3/15/2024(a)	2,949	3,052
6.13%, 4/15/2025(a)	5,981	6,070
5.50%, 11/1/2025(a)	7,253	7,493
9.00%, 12/15/2025(a)	5,295	5,791
5.75%, 8/15/2027(a)	715	765
7.00%, 1/15/2028(a)	140	147
5.00%, 1/30/2028(a)	6,204	5,994
7.25%, 5/30/2029(a)	156	168
5.25%, 1/30/2030(a)	2,673	2,626
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(a)	277	283
5.00%, 7/15/2027(a)	980	1,005
Endo Dac
6.00%, 7/15/2023(a)	375	292
5.88%, 10/15/2024(a)	700	683
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)	445	98
5.50%, 4/15/2025(a)	225	45
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	5,763	5,871

		54,727

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Professional Services — 0.0%(b)
AMN Healthcare, Inc. 5.13%, 10/1/2024(a)	420	421
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(a)	756	820

		1,241

Real Estate Management & Development — 0.1%
Celulosa Arauco y Constitucion SA (Chile) 4.25%, 4/30/2029(f)	2,300	2,325
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	54	51
Realogy Group LLC 4.88%, 6/1/2023(a)	2,080	1,851

		4,227

Road & Rail — 0.3%
Ashtead Capital, Inc. (United Kingdom)
4.38%, 8/15/2027(a)	500	505
4.00%, 5/1/2028(a)	2,630	2,584
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	1,015	839
5.25%, 3/15/2025(a)	3,436	2,731
5.75%, 7/15/2027(a)	648	496
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022(a)	10	9
5.00%, 8/1/2024(a)	440	370
Georgian Railway JSC (Georgia) 7.75%, 7/11/2022(f)	3,000	3,012
Hertz Corp. (The)
7.63%, 6/1/2022(a)	443	192
6.25%, 10/15/2022	185	33
5.50%, 10/15/2024(a)	5,875	1,058
7.13%, 8/1/2026(a)	2,755	468
6.00%, 1/15/2028(a)	1,450	243
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031(f)	981	954
Prumo Participacoes e Investimentos SA (Brazil) 7.50%, 12/31/2031(a)	1,373	1,336

		14,830

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027(a)	788	833
Broadcom Corp. 3.50%, 1/15/2028	870	892
Entegris, Inc. 4.63%, 2/10/2026(a)	3,955	4,033
NXP BV (Netherlands) 4.63%, 6/1/2023(a)	200	216
Qorvo, Inc. 5.50%, 7/15/2026	2,519	2,639
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	5,275	5,551

		14,164

Software — 0.2%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	605	625
Ascend Learning LLC 6.88%, 8/1/2025(a)	1,350	1,343
CDK Global, Inc.
4.88%, 6/1/2027	2,890	2,998
5.25%, 5/15/2029(a)	1,639	1,672
Genesys Telecommunications Laboratories, Inc. SARL 10.00%, 11/30/2024(a)	445	474
NortonLifeLock, Inc. 5.00%, 4/15/2025(a)	176	180
Nuance Communications, Inc. 5.63%, 12/15/2026	684	725
Open Text Corp. (Canada)
5.88%, 6/1/2026(a)	508	525
3.88%, 2/15/2028(a)	1,235	1,218
Solera LLC 10.50%, 3/1/2024(a)	246	250
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	4,174	4,384

		14,394

Specialty Retail — 0.5%
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025(a)	2,500	2,531
L Brands, Inc.
5.25%, 2/1/2028	57	48
7.50%, 6/15/2029	1,254	1,104
6.75%, 7/1/2036	4,435	3,696
Penske Automotive Group, Inc. 5.50%, 5/15/2026	3,335	3,285
PetSmart, Inc.
7.13%, 3/15/2023(a)	3,880	3,764
5.88%, 6/1/2025(a)	6,781	6,780
Staples, Inc.
7.50%, 4/15/2026(a)	8,935	7,805
10.75%, 4/15/2027(a)	3,080	2,096

		31,109

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC
5.88%, 6/15/2021(a)	99	99
7.13%, 6/15/2024(a)	247	256
6.02%, 6/15/2026(a)	4,170	4,710
EMC Corp. 3.38%, 6/1/2023	2,695	2,708
NCR Corp.
5.75%, 9/1/2027(a)	3,770	3,743
6.13%, 9/1/2029(a)	3,491	3,482
Western Digital Corp. 4.75%, 2/15/2026	3,068	3,229
Xerox Corp. 4.12%, 3/15/2023(h)	282	278

		18,505

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	35	36
William Carter Co. (The) 5.63%, 3/15/2027(a)	3,510	3,585

		3,621

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025(a)	2,190	1,862
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(a)	1,915	1,953
9.13%, 7/15/2026(a)	440	451
Quicken Loans LLC
5.75%, 5/1/2025(a)	983	1,002
5.25%, 1/15/2028(a)	285	288
Radian Group, Inc.
4.50%, 10/1/2024	440	435
4.88%, 3/15/2027	339	318

		6,309

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom)
3.46%, 9/6/2029	11,930	12,265
4.39%, 8/15/2037	1,230	1,291
4.54%, 8/15/2047	910	966
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,631

		16,153

Trading Companies & Distributors — 0.5%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	835	363
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(a)	2,875	2,716
H&E Equipment Services, Inc. 5.63%, 9/1/2025	2,690	2,629
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	5,058	4,925
United Rentals North America, Inc.
5.50%, 7/15/2025	10	10
4.63%, 10/15/2025	905	920
5.88%, 9/15/2026	205	215
6.50%, 12/15/2026	4,949	5,290
5.50%, 5/15/2027	5,925	6,288
3.88%, 11/15/2027	885	887
4.88%, 1/15/2028	4,625	4,765
WESCO Distribution, Inc. 5.38%, 6/15/2024	245	240

		29,248

Wireless Telecommunication Services — 1.4%
C&W Senior Financing DAC (Ireland) 6.88%, 9/15/2027(a)	2,620	2,585
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	2,620	2,712
6.63%, 8/1/2026	1,919	2,002
Millicom International Cellular SA (Colombia) 5.13%, 1/15/2028(f)	2,600	2,587
Sprint Corp.
7.25%, 9/15/2021	115	121
7.88%, 9/15/2023	1,582	1,796
7.13%, 6/15/2024	7,672	8,699
7.63%, 2/15/2025	6,859	7,999
7.63%, 3/1/2026	15,882	18,979
Telefonica Celular del Paraguay SA (Paraguay)
5.88%, 4/15/2027(a)	800	810
5.88%, 4/15/2027(f)	500	507
T-Mobile USA, Inc.
6.00%, 3/1/2023	200	202
6.50%, 1/15/2024	115	118
6.38%, 3/1/2025	380	392
3.50%, 4/15/2025(a)	1,990	2,131
5.13%, 4/15/2025	75	77
6.50%, 1/15/2026	10,415	10,990
4.50%, 2/1/2026	3,656	3,758
3.75%, 4/15/2027(a)	1,995	2,157
4.75%, 2/1/2028	7,101	7,545
3.88%, 4/15/2030(a)	1,995	2,163
United States Cellular Corp. 6.70%, 12/15/2033	790	851
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(e)	3,300	3,821

		83,002

TOTAL CORPORATE BONDS (Cost $1,882,641)		1,776,110

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.5%
ACC 1/15/2021‡	4,821	4,821
Acre Series 2017-B, 8.39%, 12/22/2021	500	500
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.92%, 5/25/2036(k)	1,800	1,654
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	35	37
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	23	23
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	30	28
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	83	80
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	574	548
Series 2005-J14, Class A3, 5.50%, 12/25/2035	363	291
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	679	488
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049‡(a)(k)	8,000	7,478

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(k)	2,470	2,335
Series 2020-1, Class M1, 3.16%, 12/25/2059‡(a)(k)	4,400	4,059
Series 2020-1, Class B1, 3.76%, 12/25/2059‡(a)(k)	1,550	1,438
Angel Oak Mortgage Trust I LLC Series 2018-PB1, Class A, 4.00%, 8/25/2021(a)	148	148
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	1,673	1,657
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022(a)(k)	2,000	2,045
Series 2019-RTL1, Class M, 6.90%, 1/25/2023‡(a)(k)	3,000	2,997
Series 2018-RTL1, Class M, 7.39%, 5/25/2023‡(a)(h)	1,700	1,223
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(a)(k)	1,000	815
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(k)	1,669	1,625
Banc of America Alternative Loan Trust Series 2005-3, Class 2A1, 5.50%, 4/25/2020	4	4
Banc of America Funding Trust Series 2007-5, Class 4A1, 0.54%, 7/25/2037(k)	481	303
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 4.01%, 8/25/2034(k)	152	147
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033‡(h)	132	123
Bellemeade Re Ltd. (Bermuda)
Series 2018-3A, Class M1B, 2.02%, 10/25/2028‡(a)(k)	779	749
Series 2018-3A, Class M2, 2.92%, 10/25/2028‡(a)(k)	1,140	938
Series 2019-1A, Class M2, 2.87%, 3/25/2029‡(a)(k)	1,000	768
Series 2019-3A, Class B1, 2.67%, 7/25/2029‡(a)(k)	1,000	253
Carter Services, Inc. 5.64%, 2/15/2024‡	1,001	973
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.92%, 5/25/2023(a)(k)	840	724
Series 2018-GT1, Class B, 3.67%, 5/25/2023‡(a)(k)	850	601
CIM Trust Series 2019-INV3, Class A11, 1.44%, 8/25/2049(a)(k)	6,308	6,221
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	60	58
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019‡	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	123	122
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(k)	2,323	2,337
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1ED2, 1.27%, 4/25/2031(a)(k)	398	389
Series 2018-R07, Class 1M2, 2.57%, 4/25/2031(a)(k)	12,687	12,462
Series 2018-R07, Class 1B1, 4.52%, 4/25/2031‡(a)(k)	8,186	6,795
Series 2019-R01, Class 2M2, 2.62%, 7/25/2031‡(a)(k)	20,254	19,950
Series 2019-R01, Class 2B1, 4.52%, 7/25/2031‡(a)(k)	1,000	770
Series 2019-R02, Class 1B1, 4.32%, 8/25/2031‡(a)(k)	10,130	8,331
Series 2019-R04, Class 2B1, 5.42%, 6/25/2039(a)(k)	5,000	3,698
Series 2019-R05, Class 1M2, 2.17%, 7/25/2039‡(a)(k)	2,153	2,114
Series 2019-R05, Class 1B1, 4.27%, 7/25/2039(a)(k)	1,500	1,166
Series 2019-R06, Class 2B1, 3.92%, 9/25/2039(a)(k)	26,974	16,715
Series 2019-R07, Class 1M2, 2.27%, 10/25/2039‡(a)(k)	16,090	15,166
Series 2019-R07, Class 1B1, 3.57%, 10/25/2039‡(a)(k)	3,000	2,151
Series 2020-R01, Class 1M2, 2.22%, 1/25/2040‡(a)(k)	3,800	3,410
Series 2020-R01, Class 1B1, 3.42%, 1/25/2040‡(a)(k)	2,000	1,001
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 0.72%, 6/25/2035(k)	304	230
CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023‡	6,812	6,471
Deephave Residential Mortgage Trust
Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(a)(k)	1,500	1,313
Series 2019-2A, Class B2, 5.79%, 4/25/2059‡(a)(k)	1,500	1,266
Deephaven Residential Mortgage Trust
Series 2019-3A, Class B1, 4.26%, 7/25/2059‡(a)(k)	2,000	1,722
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(a)(k)	2,000	1,676
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(a)(k)	6,690	5,857
Series 2019-4A, Class B2, 4.92%, 10/25/2059‡(a)(k)	5,650	4,940
Series 2020-1, Class A1, 2.34%, 1/25/2060(a)(k)	4,443	4,394

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-1, Class A3, 2.65%, 1/25/2060(a)(k)	5,622	5,559
Series 2020-1, Class M1, 3.01%, 1/25/2060‡(a)(k)	9,500	8,753
Series 2020-1, Class B1, 3.66%, 1/25/2060‡(a)(k)	4,000	3,697
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033(h)	160	167
DT Asset Trust 5.84%, 12/16/2022	500	501
Eagle RE Ltd. (Bermuda)
Series 2019-1, Class M1B, 1.97%, 4/25/2029‡(a)(k)	541	517
Series 2019-1, Class M2, 3.47%, 4/25/2029‡(a)(k)	2,240	1,819
FHLMC STACR Trust
Series 2018-HQA2, Class M2, 2.47%, 10/25/2048(a)(k)	8,430	7,775
Series 2018-HQA2, Class B1, 4.42%, 10/25/2048(a)(k)	1,670	1,270
Series 2019-HQA2, Class M2, 2.22%, 4/25/2049(a)(k)	1,647	1,597
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQA2, Class M3, 4.97%, 5/25/2028(k)	3,625	3,767
Series 2016-DNA1, Class M3, 5.72%, 7/25/2028(k)	24,864	26,594
Series 2016-HQA1, Class M3, 6.52%, 9/25/2028(k)	2,261	2,375
Series 2016-HQA2, Class M3, 5.32%, 11/25/2028(k)	19,270	20,082
Series 2016-DNA3, Class M3, 5.17%, 12/25/2028(k)	8,637	9,048
Series 2016-DNA4, Class M3, 3.97%, 3/25/2029(k)	2,500	2,586
Series 2016-HQA3, Class M3, 4.02%, 3/25/2029(k)	6,000	6,112
Series 2016-HQA4, Class M3, 4.07%, 4/25/2029(k)	16,340	16,667
Series 2017-DNA1, Class M2, 3.42%, 7/25/2029(k)	4,412	4,462
Series 2017-HQA1, Class M2, 3.72%, 8/25/2029(k)	11,471	11,507
Series 2017-DNA2, Class M2, 3.62%, 10/25/2029(k)	2,720	2,766
Series 2017-DNA2, Class B1, 5.32%, 10/25/2029(k)	7,000	6,167
Series 2017-HQA2, Class B1, 4.92%, 12/25/2029(k)	2,500	2,040
Series 2017-DNA3, Class M2, 2.67%, 3/25/2030(k)	1,860	1,860
Series 2017-DNA3, Class B1, 4.62%, 3/25/2030(k)	3,500	2,878
Series 2017-HQA3, Class B1, 4.62%, 4/25/2030(k)	1,000	772
Series 2018-HQA1, Class M2, 2.47%, 9/25/2030(k)	9,493	8,850
Series 2018-HQA1, Class B1, 4.52%, 9/25/2030(k)	7,510	6,044
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	250
Series 4149, IO, 3.00%, 1/15/2033	552	58
Series 4160, IO, 3.00%, 1/15/2033	1,813	179
Series 4212, Class MI, IO, 3.00%, 6/15/2033	2,328	236
Series 2916, Class S, IF, IO, 7.07%, 1/15/2035(k)	3,047	725
Series 3145, Class GI, IF, IO, 6.42%, 4/15/2036(k)	2,667	588
Series 4116, Class LS, IF, IO, 6.02%, 10/15/2042(k)	417	98
Series 4495, Class PI, IO, 4.00%, 9/15/2043	707	69
Series 4321, Class PI, IO, 4.50%, 1/15/2044	546	84
Series 4670, Class TI, IO, 4.50%, 1/15/2044	983	115
Series 4550, Class DI, IO, 4.00%, 3/15/2044	505	55
Series 4612, Class QI, IO, 3.50%, 5/15/2044	760	68
Series 4612, Class PI, IO, 3.50%, 6/15/2044	62	6
Series 4657, Class QI, IO, 4.00%, 9/15/2044	798	83
Series 4585, Class JI, IO, 4.00%, 5/15/2045	477	71
Series 4628, Class PI, IO, 4.00%, 7/15/2045	496	63
Series 4844, Class PI, IO, 4.50%, 1/15/2046	3,091	169
Series 4842, Class PI, IO, 4.50%, 4/15/2046	642	47
Series 4599, Class SA, IF, IO, 5.82%, 7/15/2046(k)	381	84
Series 4681, Class SD, IF, IO, 5.97%, 5/15/2047(k)	970	186
Series 4694, Class SA, IF, IO, 5.92%, 6/15/2047(k)	1,401	221
Series 4689, Class SD, IF, IO, 5.97%, 6/15/2047(k)	1,386	268
Series 4717, Class SP, IF, IO, 5.92%, 8/15/2047(k)	36,083	8,830
Series 4707, Class SA, IF, IO, 5.97%, 8/15/2047(k)	1,145	261
Series 4709, Class SE, IF, IO, 5.97%, 8/15/2047(k)	952	193
Series 4714, Class SA, IF, IO, 5.97%, 8/15/2047(k)	1,056	228

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4769, IO, 4.00%, 9/15/2047	7,196	760
Series 4746, Class SC, IF, IO, 5.97%, 1/15/2048(k)	14,926	3,404
Series 4825, Class SE, IF, IO, 6.02%, 9/15/2048(k)	19,211	3,721
Series 4844, Class S, IF, IO, 5.92%, 11/15/2048(k)	12,934	2,208
Series 4910, Class PI, IO, 5.00%, 7/25/2049	3,320	659
Series 4902, Class SA, IF, IO, 5.87%, 8/25/2049(k)	43,123	9,242
Series 4919, Class SH, IF, IO, 5.82%, 9/25/2049(k)	29,404	4,303
Series 4906, Class QS, IF, IO, 5.87%, 9/25/2049(k)	28,460	6,190
Series 4925, Class SA, IF, IO, 5.87%, 10/25/2049(k)	44,177	8,866
Series 4932, Class SA, IF, IO, 5.82%, 11/25/2049(k)	36,946	6,753
Series 4931, Class SY, IF, IO, 5.87%, 11/25/2049(k)	32,724	6,427
Series 4937, Class MS, IF, IO, 5.87%, 12/25/2049(k)	70,827	13,727
Series 4954, Class SY, IF, IO, 5.87%, 2/25/2050(k)	38,614	8,200
Series 4839, Class WS, IF, IO, 5.92%, 8/15/2056(k)	43,408	9,982
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 10/15/2026	401	23
Series 277, Class S6, IF, IO, 5.87%, 9/15/2042(k)	29,847	4,917
Series 311, Class S1, IF, IO, 5.77%, 8/15/2043(k)	1,735	317
Series 342, Class S7, IF, IO, 5.93%, 2/15/2045(k)	17,506	3,811
Flagstar Mortgage Trust Series 2020-1INV, Class A11, 1.02%, 3/25/2050(a)(k)	2,875	2,725
FNMA Class 1M2, 6.17%, 9/25/2028(k)	3,541	3,703
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 5.17%, 7/25/2025‡(k)	4,258	4,252
Series 2016-C01, Class 2M2, 7.12%, 8/25/2028(k)	6,221	6,722
Series 2016-C03, Class 1M2, 5.47%, 10/25/2028(k)	2,976	3,144
Series 2016-C03, Class 2M2, 6.07%, 10/25/2028(k)	1,552	1,643
Series 2016-C05, Class 2M2, 4.62%, 1/25/2029(k)	2,506	2,580
Series 2016-C06, Class 1M2, 4.42%, 4/25/2029(k)	29,362	30,305
Series 2016-C07, Class 2M2, 4.52%, 5/25/2029(k)	7,829	8,024
Series 2017-C01, Class 1M2, 3.72%, 7/25/2029(k)	9,108	9,231
Series 2017-C01, Class 1B1, 5.92%, 7/25/2029(k)	16,485	14,998
Series 2017-C02, Class 2M2, 3.82%, 9/25/2029(k)	14,210	14,206
Series 2017-C02, Class 2B1, 5.67%, 9/25/2029(k)	5,500	4,696
Series 2017-C03, Class 1B1, 5.02%, 10/25/2029(k)	3,000	2,617
Series 2017-C05, Class 1M2, 2.37%, 1/25/2030(k)	13,016	12,605
Series 2017-C05, Class 1B1, 3.77%, 1/25/2030(k)	2,760	2,195
Series 2017-C06, Class 1M2, 2.82%, 2/25/2030(k)	2,871	2,816
Series 2017-C06, Class 2B1, 4.62%, 2/25/2030(k)	8,015	6,491
Series 2017-C07, Class 1B1, 4.17%, 5/25/2030(k)	5,200	4,226
Series 2018-C01, Class 1B1, 3.72%, 7/25/2030(k)	2,870	2,411
Series 2018-C02, Class 2M2, 2.37%, 8/25/2030(k)	1,835	1,742
Series 2018-C03, Class 1M2, 2.32%, 10/25/2030(k)	400	388
Series 2018-C04, Class 2M2, 2.72%, 12/25/2030(k)	5,457	5,251
Series 2018-C04, Class 2B1, 4.67%, 12/25/2030(k)	4,250	3,528
Series 2018-C05, Class 1M2, 2.52%, 1/25/2031(k)	1,423	1,380
Series 2018-C05, Class 1B1, 4.42%, 1/25/2031(k)	3,000	2,490
Series 2018-C06, Class 1M2, 2.17%, 3/25/2031(k)	1,838	1,755
Series 2018-C06, Class 2M2, 2.27%, 3/25/2031(k)	1,227	1,178
Series 2018-C06, Class 1B1, 3.92%, 3/25/2031(k)	15,310	12,709
Series 2018-C06, Class 2B1, 4.27%, 3/25/2031(k)	2,860	2,374
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,284	107
Series 2012-93, Class FS, IF, IO, 5.98%, 9/25/2032(k)	4,095	774
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	3,920	378
Series 2003-76, Class SB, IF, IO, 6.88%, 8/25/2033(k)	2,906	549
Series 2006-42, Class LI, IF, IO, 6.39%, 6/25/2036(k)	2,578	466
Series 2011-79, Class SD, IF, IO, 5.73%, 8/25/2041(k)	7,254	1,570
Series 2011-78, Class JS, IF, IO, 5.83%, 8/25/2041(k)	3,197	738

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-101, Class SC, IF, IO, 5.83%, 9/25/2042(k)	13,759	2,583
Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	812	112
Series 2012-133, Class HS, IF, IO, 5.98%, 12/25/2042(k)	372	88
Series 2012-133, Class NS, IF, IO, 5.98%, 12/25/2042(k)	1,718	396
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	655	75
Series 2015-35, Class SA, IF, IO, 5.43%, 6/25/2045(k)	19,027	3,277
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	546	84
Series 2016-56, Class ST, IF, IO, 5.83%, 8/25/2046(k)	9,146	2,252
Series 2016-63, Class AS, IF, IO, 5.83%, 9/25/2046(k)	194	45
Series 2016-75, Class SC, IF, IO, 5.93%, 10/25/2046(k)	12,917	2,792
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	704	101
Series 2016-95, Class ES, IF, IO, 5.83%, 12/25/2046(k)	3,165	760
Series 2017-13, Class AS, IF, IO, 5.88%, 2/25/2047(k)	1,179	265
Series 2017-6, Class SB, IF, IO, 5.88%, 2/25/2047(k)	232	49
Series 2017-16, Class SM, IF, IO, 5.88%, 3/25/2047(k)	7,677	1,576
Series 2017-39, Class ST, IF, IO, 5.93%, 5/25/2047(k)	2,868	655
Series 2017-69, Class SG, IF, IO, 5.98%, 9/25/2047(k)	15,628	3,022
Series 2017-70, Class SA, IF, IO, 5.98%, 9/25/2047(k)	1,813	403
Series 2017-69, Class SH, IF, IO, 6.03%, 9/25/2047(k)	1,645	356
Series 2017-81, Class SM, IF, IO, 6.03%, 10/25/2047(k)	30,348	7,504
Series 2017-90, Class SP, IF, IO, 5.98%, 11/25/2047(k)	4,916	1,204
Series 2017-93, Class SA, IF, IO, 5.98%, 11/25/2047(k)	29,615	5,632
Series 2017-102, Class IJ, IO, 3.50%, 12/25/2047	1,839	175
Series 2017-112, Class SC, IF, IO, 5.98%, 1/25/2048(k)	6,131	1,171
Series 2018-16, Class SN, IF, IO, 6.08%, 3/25/2048(k)	4,490	797
Series 2018-27, Class SE, IF, IO, 6.03%, 5/25/2048(k)	5,853	1,328
Series 2018-67, Class SH, IF, IO, 6.03%, 9/25/2048(k)	27,265	5,390
Series 2018-67, Class SN, IF, IO, 6.03%, 9/25/2048(k)	11,082	2,245
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	2,318	388
Series 2018-73, Class SC, IF, IO, 6.03%, 10/25/2048(k)	8,442	1,681
Series 2018-78, Class SA, IF, IO, 6.03%, 10/25/2048(k)	34,866	6,491
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	4,754	805
Series 2019-31, Class S, IF, IO, 5.88%, 7/25/2049(k)	20,158	4,494
Series 2019-37, Class CS, IF, IO, 5.88%, 7/25/2049(k)	6,968	1,785
Series 2019-42, Class SK, IF, IO, 5.88%, 8/25/2049(k)	15,921	3,080
Series 2019-68, Class US, IF, IO, 5.83%, 11/25/2049(k)	33,760	6,330
Series 2019-62, Class SP, IF, IO, 5.88%, 11/25/2049(k)	31,502	7,227
Series 2019-65, Class SP, IF, IO, 5.88%, 11/25/2049(k)	41,558	8,271
Series 2019-71, Class PS, IF, IO, 5.88%, 11/25/2049(k)	20,103	3,493
Series 2017-57, Class SA, IF, IO, 5.93%, 8/25/2057(k)	1,383	255
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	375	26
Series 421, Class C3, IO, 4.00%, 7/25/2030	602	56
FTF 8.00%, 9/30/2024	6,500	6,469
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060‡(a)(k)	10,871	9,640
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060‡(a)(k)	3,000	2,557
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	53	55
GNMA
Series 2013-182, Class MS, IF, IO, 5.97%, 12/20/2043(k)	17,610	4,357
Series 2015-110, Class MS, IF, IO, 5.54%, 8/20/2045(k)	12,474	1,976
Series 2016-33, Class US, IF, IO, 5.88%, 3/20/2046(k)	20,908	4,130
Series 2016-49, Class SB, IF, IO, 5.88%, 4/20/2046(k)	7,804	1,592
Series 2016-83, Class SA, IF, IO, 5.93%, 6/20/2046(k)	4,629	967
Series 2016-108, Class SN, IF, IO, 5.91%, 8/20/2046(k)	22,443	5,100
Series 2016-108, Class SM, IF, IO, 5.93%, 8/20/2046(k)	5,178	1,215
Series 2016-111, Class SA, IF, IO, 5.93%, 8/20/2046(k)	8,769	1,966
Series 2016-120, Class NS, IF, IO, 5.93%, 9/20/2046(k)	5,832	1,307
Series 2016-120, Class SA, IF, IO, 5.93%, 9/20/2046(k)	30,260	6,818

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-146, Class NS, IF, IO, 5.93%, 10/20/2046(k)	7,157	1,659
Series 2016-147, Class AS, IF, IO, 5.93%, 10/20/2046(k)	10,721	2,164
Series 2017-192, Class PI, IO, 4.00%, 1/20/2047	2,350	221
Series 2017-36, Class SL, IF, IO, 6.02%, 3/16/2047(k)	12,278	2,642
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	2,776	278
Series 2017-68, Class DS, IF, IO, 5.98%, 5/20/2047(k)	23,947	5,155
Series 2017-68, Class SA, IF, IO, 5.98%, 5/20/2047(k)	5,382	1,110
Series 2017-80, Class AS, IF, IO, 6.03%, 5/20/2047(k)	6,104	1,313
Series 2017-85, Class SA, IF, IO, 5.98%, 6/20/2047(k)	8,774	1,844
Series 2017-101, Class SK, IF, IO, 6.03%, 7/20/2047(k)	13,645	2,750
Series 2017-107, Class KS, IF, IO, 6.03%, 7/20/2047(k)	12,537	2,314
Series 2017-120, Class ES, IF, IO, 6.03%, 8/20/2047(k)	10,068	2,263
Series 2017-134, Class SB, IF, IO, 6.03%, 9/20/2047(k)	8,486	1,361
Series 2017-134, Class SD, IF, IO, 6.03%, 9/20/2047(k)	12,914	2,780
Series 2017-155, Class KS, IF, IO, 6.03%, 10/20/2047(k)	9,278	2,074
Series 2017-161, Class DS, IF, IO, 6.08%, 10/20/2047(k)	6,189	1,523
Series 2017-163, Class HS, IF, IO, 6.03%, 11/20/2047(k)	17,895	3,258
Series 2017-180, Class SD, IF, IO, 6.03%, 12/20/2047(k)	9,412	2,173
Series 2018-7, Class DS, IF, IO, 5.53%, 1/20/2048(k)	6,328	930
Series 2018-6, Class CS, IF, IO, 6.03%, 1/20/2048(k)	6,903	1,549
Series 2018-36, Class SG, IF, IO, 6.03%, 3/20/2048(k)	5,993	1,314
Series 2018-46, Class AS, IF, IO, 6.03%, 3/20/2048(k)	21,658	5,215
Series 2018-63, Class BS, IF, IO, 6.03%, 4/20/2048(k)	13,920	3,072
Series 2018-63, Class SB, IF, IO, 6.03%, 4/20/2048(k)	7,962	1,855
Series 2018-65, Class DS, IF, IO, 6.03%, 5/20/2048(k)	8,800	2,097
Series 2018-125, Class SU, IF, IO, 6.03%, 9/20/2048(k)	26,499	5,266
Series 2018-147, Class SD, IF, IO, 5.98%, 10/20/2048(k)	5,980	1,177
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	216	40
Series 2019-1, Class SG, IF, IO, 5.88%, 1/20/2049(k)	21,405	4,188
Series 2019-49, Class SB, IF, IO, 5.37%, 4/20/2049(k)	13,516	2,205
Series 2019-42, Class SJ, IF, IO, 5.88%, 4/20/2049(k)	14,478	2,237
Series 2019-43, Class LS, IF, IO, 5.88%, 4/20/2049(k)	6,276	1,240
Series 2019-65, Class ST, IF, IO, 5.88%, 5/20/2049(k)	22,014	3,438
Series 2019-56, Class GS, IF, IO, 5.98%, 5/20/2049(k)	14,398	2,903
Series 2019-71, Class SA, IF, IO, 5.98%, 6/20/2049(k)	23,645	4,790
Series 2019-71, Class SK, IF, IO, 5.98%, 6/20/2049(k)	20,500	4,359
Series 2019-85, Class CS, IF, IO, 5.93%, 7/20/2049(k)	36,560	7,398
Series 2019-86, Class ST, IF, IO, 5.93%, 7/20/2049(k)	22,983	3,572
Series 2019-89, Class KS, IF, IO, 5.93%, 7/20/2049(k)	28,310	5,088
Series 2019-103, Class SC, IF, IO, 5.88%, 8/20/2049(k)	39,658	6,731
Series 2019-99, Class SJ, IF, IO, 5.88%, 8/20/2049(k)	20,539	3,488
Series 2019-97, Class GS, IF, IO, 5.93%, 8/20/2049(k)	46,520	8,412
Series 2019-115, Class SA, IF, IO, 5.88%, 9/20/2049(k)	19,695	3,618
Series 2019-115, Class US, IF, IO, 5.88%, 9/20/2049(k)	22,522	4,745
Series 2019-119, Class SA, IF, IO, 5.88%, 9/20/2049(k)	35,470	6,877
Series 2019-120, Class DS, IF, IO, 5.88%, 9/20/2049(k)	24,507	4,819
Series 2019-112, Class SE, IF, IO, 5.91%, 9/20/2049(k)	22,369	3,661
Series 2019-115, Class SD, IF, IO, 5.93%, 9/20/2049(k)	49,551	6,879
Series 2019-115, Class SW, IF, IO, 5.93%, 9/20/2049(k)	47,232	8,143
Series 2019-117, Class SA, IF, IO, 5.93%, 9/20/2049(k)	27,557	6,025
Series 2019-132, Class SK, IF, IO, 5.88%, 10/20/2049(k)	29,157	4,704
Series 2019-138, Class SW, IF, IO, 5.88%, 10/20/2049(k)	5,673	1,070
Series 2019-137, Class PI, IO, 3.50%, 11/20/2049	27,929	3,668
Series 2019-158, Class SG, IF, IO, 5.88%, 12/20/2049(k)	29,457	5,032
Series 2020-11, Class LS, IF, IO, 5.88%, 1/20/2050(k)	83,752	14,208
Series 2020-11, Class SN, IF, IO, 5.88%, 1/20/2050(k)	32,101	5,670
Series 2020-33, Class SB, IF, IO, 5.88%, 3/20/2050(k)	34,438	9,123
1.19%, 2/16/2060(k)	111,100	10,827

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-H13, Class GI, IO, 1.77%, 4/20/2065(k)	2,725	124
Series 2017-H14, Class FG, 3.49%, 6/20/2067(k)	562	571
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	451	451
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(k)	180	91
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.08%, 9/25/2035(k)	204	200
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 0.35%, 1/25/2047(k)	10,331	8,706
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(a)(k)	2,220	2,085
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(a)(k)	2,600	2,361
Series 2019-3, Class B1, 4.02%, 11/25/2059‡(a)(k)	5,000	4,130
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	1,500	1,500
Impac CMB Trust Series 2005-1, Class 1A2, 0.79%, 4/25/2035(k)	364	339
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.45%, 9/25/2037(k)	17,092	13,595
JP Morgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	63	67
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	15,013	11,008
LHOME Mortgage Trust
Series 2019-RTL1, Class A1, 4.58%, 10/25/2023(a)(h)	1,125	1,084
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(a)	3,290	3,100
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(a)(h)	8,580	7,641
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	14,500	13,530
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(a)(h)	9,300	8,277
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024(a)	10,000	9,244
Series 2020-RTL1, Class A2, 3.72%, 10/25/2024(a)(h)	4,250	3,782
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.91%, 8/25/2033‡(k)	65	67
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	61	62
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 3.84%, 8/25/2033(k)	97	92
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057(a)(k)	21,164	611
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058(a)(k)	43,172	1,926
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(a)(k)	3,042	2,815
OBX Trust
Series 2020-INV1, Class A11, 1.39%, 12/25/2049(a)(k)	4,203	3,940
Series 2019-EXP1, Class 2A1B, 1.12%, 1/25/2059(a)(k)	1,345	1,317
Series 2019-EXP3, Class 2A1B, 1.07%, 10/25/2059(a)(k)	2,704	2,602
Series 2020-EXP1, Class 2A1, 0.92%, 2/25/2060(a)(k)	5,122	5,049
P-stlb 9.25%, 10/11/2022‡	7,700	7,700
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A, 2.92%, 5/27/2023(a)(k)	2,778	2,679
Series 2019-1R, Class A, 2.17%, 3/27/2024(a)(k)	6,588	6,466
PRPM
Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(k)	12,620	12,145
Series 2019-GS1, Class A2, 4.75%, 10/25/2024(a)(k)	4,958	4,223
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(a)(h)	1,884	1,876
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	126	131
Repo Buyer 8.32%, 5/14/2022‡	3,999	3,999
Repo Buyer RRI Trust 3.06%, 4/14/2055‡	10,212	9,941
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025(a)(h)	19,939	17,691
SART
4.75%, 7/15/2024	487	478
4.76%, 6/15/2025	1,178	1,166
SART CRR
Series 4, Class B, 4.70%, 10/15/2024‡	2,004	1,945
5.01%, 4/15/2026‡	1,526	1,483
4.60%, 7/15/2026‡	1,888	1,832
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.03%, 7/25/2056(k)	29,343	28

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
STACR Trust
Series 2018-HRP1, Class B1, 3.92%, 4/25/2043‡(a)(k)	2,830	2,000
Series 2018-HRP2, Class M3, 2.57%, 2/25/2047‡(a)(k)	14,145	12,139
Series 2018-DNA3, Class B1, 4.07%, 9/25/2048‡(a)(k)	2,300	1,787
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class B1, 5.29%, 3/25/2048(a)(k)	1,000	941
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(a)(k)	3,500	3,194
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 2.30%, 10/25/2037(k)	2,686	2,377
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 1.02%, 5/25/2047(k)	17,763	12,780
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(h)	940	889
Series 2019-1, Class A1, 4.46%, 3/25/2022(a)(h)	4,430	4,141
Series 2019-2, Class A1, 3.72%, 9/25/2022(h)	7,750	7,163
TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024(a)(h)	5,500	4,797
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(a)(k)	417	422
Series 2018-INV2, Class A1FL, 1.37%, 10/25/2058(a)(k)	4,935	4,869
Series 2019-4, Class M1, 3.21%, 11/25/2059‡(a)(k)	5,200	4,757
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(a)(k)	7,606	6,007
Series 2019-4, Class B1, 3.86%, 11/25/2059‡(a)(k)	2,200	1,807
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(a)(k)	1,190	984
Series 2019-INV1, Class B1, 4.99%, 12/25/2059‡(a)	750	617
Series 2020-1, Class A2, 2.64%, 1/25/2060(a)(k)	6,307	6,332
Series 2020-1, Class A3, 2.72%, 1/25/2060(a)(k)	4,483	4,486
Series 2020-1, Class M1, 3.02%, 1/25/2060‡(a)(k)	1,990	1,680
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(a)(k)	1,150	875
Series 2020-2, Class A1, 2.23%, 5/25/2060(a)(k)	1,000	1,000
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054‡(a)(k)	820	673
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	142	144
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.42%, 8/25/2033(k)	167	162
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	161	167
Series 2005-AR7, Class A3, 4.21%, 8/25/2035(k)	107	99

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,321,363)		1,247,370

ASSET-BACKED SECURITIES — 15.9%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(a)	1,500	1,500
ABFC Trust Series 2002-OPT1, Class M1, 1.26%, 5/25/2032‡(k)	249	240
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(a)	616	616
Series 2019-1, Class A, 3.75%, 5/20/2022(a)	133	133
Series 2019-1, Class B, 4.47%, 10/20/2022(a)	4,033	3,822
Series 2019-2, Class A, 2.82%, 2/21/2023(a)	4,248	4,270
Series 2018-1, Class C, 6.81%, 2/21/2023(a)	1,510	1,501
Series 2020-A, Class A, 6.00%, 3/20/2023(a)	6,840	6,814
Series 2019-2, Class B, 3.63%, 8/21/2023(a)	4,470	4,501
Series 2019-1, Class C, 6.41%, 2/20/2024(a)	2,280	2,011
Series 2019-2, Class C, 5.24%, 10/21/2024(a)	11,285	9,237
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033‡(a)	398	389
Series 2018-1, Class C, 6.65%, 12/2/2033‡(a)	863	867
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(a)	114	115
Series 2019-2, Class B, 3.05%, 5/12/2023(a)	490	492
Series 2017-2, Class E, 5.52%, 3/12/2024(a)	1,330	1,346
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	560	565

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	1,810	1,799
Series 2019-1, Class D, 3.81%, 4/14/2025(a)	1,580	1,579
Series 2019-1, Class E, 4.84%, 4/14/2025(a)	1,035	982
Series 2019-2, Class C, 3.17%, 6/12/2025(a)	790	776
Series 2019-2, Class D, 3.41%, 6/12/2025(a)	6,780	6,512
Series 2019-2, Class E, 4.29%, 6/12/2025(a)	555	469
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	1,393	1,315
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	5,307	5,282
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	5,600	5,363
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	4,990	4,533
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	5,850	5,758
Series 2020-1, Class E, 3.32%, 3/13/2026(a)	10,080	8,471
Series 2020-2, Class C, 3.88%, 4/13/2026(a)	2,000	2,036
Series 2020-2, Class D, 5.65%, 5/13/2026(a)	900	921
AmeriCredit Automobile Receivables Trust Series 2019-1, Class D, 3.62%, 3/18/2025	495	502
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, Class M2, 2.64%, 12/25/2033‡(k)	318	310
AMSR Trust
Series 2019-SFR1, Class F, 3.87%, 1/19/2039‡(a)(k)	5,310	4,213
Series 2019-SFR1, Class G, 4.86%, 1/19/2039‡(a)(k)	2,125	1,701
Series 2019-SFR1, Class H, 6.04%, 1/19/2039‡(a)(k)	2,125	1,691
Aqua Finance Trust Series 2019-A, Class C, 4.01%, 7/16/2040‡(a)	7,400	7,214
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025(a)	4,500	4,447
Series 2019-1, Class C, 4.35%, 6/15/2026(a)	1,500	1,482
Avis Budget Rental Car Funding AESOP LLC
Series 2016-2A, Class A, 2.72%, 11/20/2022(a)	1,400	1,366
Series 2019-1A, Class A, 3.45%, 3/20/2023(a)	4,952	4,893
Series 2017-1A, Class A, 3.07%, 9/20/2023(a)	1,500	1,483
Series 2018-1A, Class C, 4.73%, 9/20/2024(a)	560	443
Series 2019-2A, Class A, 3.35%, 9/22/2025(a)	3,635	3,578
Series 2019-3A, Class A, 2.36%, 3/20/2026(a)	5,500	5,259
BlueMountain CLO Ltd. (Cayman Islands) Series 2012-2A, Class DR2, 3.28%, 11/20/2028‡(a)(k)	1,100	930
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(a)	270	236
Series 2018-1, Class B, 6.05%, 2/15/2033‡(a)	1,012	782
Series 2018-2, Class C, 6.66%, 6/15/2033(a)	1,057	733
Series 2019-1, Class A, 4.21%, 7/15/2034(a)	8,128	7,094
Series 2019-1, Class C, 6.95%, 7/15/2034‡(a)	5,992	3,499
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027‡(a)	964	964
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050(a)	3,500	3,395
Series 2020-1A, Class A5, 3.48%, 2/15/2050(a)	3,000	2,847
Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(a)	3,500	3,258
Series 2020-1A, Class B2, 4.52%, 2/15/2050‡(a)	4,290	3,874
Series 2020-1A, Class B3, 4.95%, 2/15/2050‡(a)	4,510	3,958
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024(a)	2,000	1,956
Series 2019-4A, Class D, 3.07%, 7/15/2025(a)	4,591	4,303
Series 2019-1A, Class E, 5.64%, 1/15/2026(a)	500	387
Series 2019-2A, Class E, 5.01%, 4/15/2026(a)	3,000	2,590
Series 2019-3A, Class E, 4.60%, 7/15/2026(a)	9,700	8,033
Series 2019-4A, Class E, 4.70%, 10/15/2026(a)	6,990	5,526
Cascade Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(k)	8,206	7,959
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032‡(h)	147	150
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class D, 4.61%, 4/23/2029‡(a)(k)	1,420	1,209
Series 2014-5A, Class BR2, 2.93%, 10/17/2031‡(a)(k)	500	481

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CIG Auto Receivables Trust
Series 2017-1A, Class B, 3.81%, 5/15/2023(a)	75	75
Series 2017-1A, Class C, 5.33%, 12/16/2024(a)	500	501
Series 2019-1A, Class D, 4.85%, 5/15/2026(a)	1,660	1,244
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023‡(a)	50	49
Series 2018-A, Class C, 6.02%, 1/15/2023‡(a)	224	219
Series 2019-A, Class B, 4.36%, 10/16/2023‡(a)	2,219	2,142
Series 2019-A, Class C, 5.29%, 10/16/2023‡(a)	5,879	5,333
Series 2019-B, Class B, 3.62%, 6/17/2024‡(a)	4,530	4,022
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2019-54, Class PT, HB, 20.52%, 2/15/2045(a)(k)	22,686	19,102
Series 2020-4, Class PT, HB, 21.09%, 3/15/2045‡(a)(k)	8,024	6,917
Series 2020-8, Class PT, HB, 22.61%, 4/17/2045(a)(k)	8,125	7,193
Consumer Loan Underlying Bond Credit Trust
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(a)	215	215
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(a)	1,175	1,168
Series 2018-P2, Class C, 5.21%, 10/15/2025‡(a)	1,500	1,229
Series 2019-46, Class PT, 19.45%, 12/15/2044(a)(k)	16,013	13,684
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052‡(a)	575	470
Series 2019-2, Class E, 5.22%, 6/15/2052‡(a)(k)	1,250	990
Series 2019-3, Class XB, IO, 1.39%, 10/15/2052(a)(k)	53,875	5,222
Series 2019-3, Class XA, IO, 2.04%, 10/15/2052(a)(k)	46,717	4,010
Series 2019-3, Class D, 3.76%, 10/15/2052‡(a)	8,689	6,978
Series 2019-3, Class E, 4.74%, 10/15/2052‡(a)(k)	3,650	2,925
CPS Auto Receivables Trust
Series 2018-A, Class D, 3.66%, 12/15/2023(a)	400	400
Series 2019-B, Class C, 3.35%, 1/15/2024(a)	160	161
Series 2020-A, Class B, 2.36%, 2/15/2024(a)	3,200	3,187
Series 2019-A, Class D, 4.35%, 12/16/2024(a)	3,120	3,080
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	1,950	1,850
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029(a)	4,550	4,426
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 0.89%, 7/25/2034(k)	1,481	1,424
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031‡(a)	874	847
Series 2019-1A, Class D, 5.25%, 2/20/2032‡(a)	3,328	3,158
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(a)(h)	6,825	6,825
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	266	270
Series 2019-3, Class B, 2.65%, 2/15/2024	870	873
Series 2018-3, Class D, 4.30%, 9/16/2024	1,456	1,487
Series 2019-3, Class C, 2.90%, 8/15/2025	2,080	2,083
Series 2019-1, Class D, 4.09%, 6/15/2026	1,290	1,299
Series 2019-3, Class D, 3.18%, 10/15/2026	1,780	1,728
Series 2020-1, Class D, 2.70%, 5/17/2027	2,000	1,875
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049(a)	3,614	3,476
Series 2019-2A, Class A2, 3.98%, 10/20/2049(a)	3,950	3,646
DT Auto Owner Trust
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	1,320	1,346
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	1,230	1,216
Series 2017-3A, Class E, 5.60%, 8/15/2024(a)	905	915
Series 2019-1A, Class D, 3.87%, 11/15/2024(a)	2,990	2,966
Series 2017-4A, Class E, 5.15%, 11/15/2024(a)	1,925	1,933
Series 2018-1A, Class E, 5.42%, 3/17/2025(a)	1,055	1,046
Series 2019-3A, Class D, 2.96%, 4/15/2025(a)	2,300	2,237
Series 2018-2A, Class E, 5.54%, 6/16/2025(a)	1,200	1,207
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	7,500	7,467
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	5,260	4,939

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-3A, Class E, 5.33%, 11/17/2025(a)	1,340	1,149
Series 2019-1A, Class E, 4.94%, 2/17/2026(a)	2,735	2,429
Series 2019-3A, Class E, 3.85%, 8/17/2026(a)	3,500	3,398
Series 2020-1A, Class E, 3.48%, 2/16/2027(a)	5,500	4,659
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055‡(a)	1,191	1,190
Exeter Automobile Receivables Trust
Series 2015-3A, Class D, 6.55%, 10/17/2022(a)	1,438	1,440
Series 2016-2A, Class D, 8.25%, 4/17/2023(a)	1,411	1,426
Series 2018-3A, Class C, 3.71%, 6/15/2023(a)	738	746
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	773	774
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	3,750	3,742
Series 2018-1A, Class D, 3.53%, 11/15/2023(a)	1,500	1,504
Series 2017-2A, Class D, 6.39%, 2/15/2024(a)	1,000	990
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	2,360	2,375
Series 2018-3A, Class D, 4.35%, 6/17/2024(a)	1,515	1,518
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	9,255	9,090
Series 2018-1A, Class E, 4.64%, 10/15/2024(a)	2,260	2,149
Series 2017-3A, Class D, 5.28%, 10/15/2024(a)	1,000	970
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	1,775	1,752
Series 2020-1A, Class C, 2.49%, 1/15/2025(a)	4,940	4,889
Series 2019-2A, Class D, 3.71%, 3/17/2025(a)	1,000	974
Series 2018-2A, Class E, 5.33%, 5/15/2025(a)	1,100	1,102
Series 2018-4A, Class E, 5.38%, 7/15/2025(a)	2,810	2,619
Series 2019-3A, Class D, 3.11%, 8/15/2025(a)	4,260	4,116
Series 2018-3A, Class F, 6.55%, 8/25/2025(a)	5,130	4,631
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	7,490	7,203
Series 2020-1A, Class D, 2.73%, 12/15/2025(a)	10,000	9,514
Series 2019-1A, Class E, 5.20%, 1/15/2026(a)	6,375	5,322
Series 2019-2A, Class E, 4.68%, 5/15/2026(a)	5,520	4,764
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	7,092	6,609
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	11,000	10,449
Series 2020-1A, Class E, 3.74%, 1/15/2027(a)	10,360	8,507
Flagship Credit Auto Trust
Series 2016-1, Class D, 8.59%, 5/15/2023(a)	1,000	1,025
Series 2016-3, Class E, 6.25%, 10/15/2023(a)	1,110	1,120
Series 2017-R, 8.24%, 10/18/2023	703	661
Series 2016-2, Class D, 8.56%, 11/15/2023(a)	1,290	1,335
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	175	172
Series 2017-2, Class E, 5.55%, 7/15/2024(a)	530	538
Series 2019-1, Class D, 4.08%, 2/18/2025(a)	3,833	3,921
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	4,100	4,016
Series 2020-1, Class C, 2.24%, 1/15/2026(a)	10,000	9,627
Series 2020-1, Class D, 2.48%, 3/16/2026(a)	4,000	3,688
Series 2019-2, Class E, 4.52%, 12/15/2026(a)	4,500	4,054
FORA Financial Asset Securitization LLC Series 2019-1, Class A, 4.02%, 10/15/2024(a)	3,950	3,094
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034(a)	855	783
Series 2019-1A, Class C, 5.66%, 11/15/2034‡(a)	3,055	2,766
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024‡(a)	600	582
Series 2019-1, Class B, 3.87%, 6/18/2026‡(a)	7,950	7,742
Series 2019-1, Class C, 5.39%, 6/18/2026‡(a)	2,200	1,975
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(a)	6,150	5,729
Series 2020-FP1, Class C, 4.37%, 3/18/2027‡(a)	5,000	3,522
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023(a)	2,650	2,596
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024(a)	1,748	1,731
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	1,320	1,308
Series 2019-1A, Class C, 3.87%, 12/16/2024(a)	1,140	1,132

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-4A, Class C, 3.06%, 8/15/2025(a)	1,050	980
Series 2020-1A, Class C, 2.72%, 11/17/2025(a)	5,000	4,784
Series 2019-1A, Class D, 4.94%, 12/15/2025(a)	830	817
Series 2019-2A, Class D, 4.52%, 2/17/2026(a)	1,000	930
Series 2019-4A, Class D, 4.09%, 8/17/2026(a)	950	868
Series 2020-1A, Class D, 3.68%, 11/16/2026(a)	1,250	1,093
GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025(a)	680	657
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(a)	778	763
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(a)	482	486
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(a)	373	380
Hertz Vehicle Financing II LP Series 2019-3A, Class C, 3.43%, 12/26/2025(a)	8,500	6,453
Kabbage Funding LLC
Series 2019-1, Class B, 4.07%, 3/15/2024‡(a)	1,000	959
Series 2019-1, Class C, 4.61%, 3/15/2024‡(a)	1,000	845
Series 2019-1, Class D, 5.69%, 3/15/2024‡(a)	13,579	7,334
KREF Ltd. Series 2018-FL1, Class D, 2.73%, 6/15/2036‡(a)(k)	1,680	1,464
Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026‡(a)	4,500	3,513
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025‡(a)	12,000	10,882
Lendmark Funding Trust
Series 2018-1A, Class B, 4.09%, 12/21/2026‡(a)	790	726
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(a)	1,305	1,182
Series 2018-2A, Class D, 6.78%, 4/20/2027(a)	2,500	1,626
Series 2019-1A, Class C, 3.90%, 12/20/2027‡(a)	800	659
Series 2019-1A, Class D, 5.34%, 12/20/2027‡(a)	3,000	1,844
Series 2019-2A, Class C, 3.72%, 4/20/2028‡(a)	3,040	2,484
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	3,983	3,925
Series 2019-1A, Class C, 5.07%, 3/15/2027‡(a)	3,500	2,633
Long Beach Mortgage Loan Trust Series 2003-4, Class M2, 2.79%, 8/25/2033‡(k)	58	59
LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025(a)	9,454	9,431
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(a)	181	182
Mariner Finance Issuance Trust Series 2019-AA, Class D, 5.44%, 7/20/2032‡(a)	5,120	3,082
Marlette Funding Trust Series 2017-3A, Class C, 4.01%, 12/15/2024‡(a)	197	197
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	23,751	18,141
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(a)(h)	238	235
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(a)(h)	186	170
New Residential Mortgage LLC
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(a)	584	582
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(a)	494	492
Octane Receivables Trust
Series 2019-1A, Class A, 3.16%, 9/20/2023(a)	9,035	9,060
Series 2019-1A, Class B, 3.77%, 7/22/2024‡(a)	12,591	12,679
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(a)	540	530
OneMain Direct Auto Receivables Trust Series 2018-1A, Class D, 4.40%, 1/14/2028(a)	580	574
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	745	740
Series 2020-1A, Class A, 3.84%, 5/14/2032(a)	5,300	5,409
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100	945
Series 2018-2A, Class D, 4.29%, 3/14/2033‡(a)	1,500	1,201
Orange Lake Timeshare Trust Series 2019-A, Class D, 4.93%, 4/9/2038‡(a)	3,512	3,292
Oxford Finance Funding LLC Series 2020-1A, Class A2, 3.10%, 2/15/2028(a)	4,000	3,967

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.52%, 4/25/2023(a)(k)	4,626	4,046
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 3.02%, 2/25/2023(a)(k)	4,655	4,155
Series 2018-GT2, Class A, 2.82%, 8/25/2025(a)(k)	2,320	2,041
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.11%, 7/25/2035‡(h)	274	276
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,160	1,164
Series 2018-1A, Class E, 5.03%, 1/15/2026(a)	720	628
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A2, 5.93%, 12/27/2058‡(a)(h)	3,020	2,701
Series 2019-CFL1, Class A2, 4.95%, 1/25/2059‡(a)(h)	4,665	3,514
Series 2019-NPL3, Class A2, 4.58%, 7/27/2059‡(a)(h)	2,500	2,037
Progress Residential Trust
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(a)	2,000	1,964
Series 2018-SFR3, Class D, 4.43%, 10/17/2035‡(a)	1,047	1,058
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(a)	524	522
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(a)	4,000	3,880
Series 2019-SFR3, Class E, 3.37%, 9/17/2036‡(a)	6,100	5,727
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025‡(a)	2,081	2,059
PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025‡(a)(h)	5,683	5,446
RAMP Trust Series 2002-RS2, Class AI5, 5.55%, 3/25/2032‡(k)	96	98
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044(a)(k)	15,447	14,281
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027(a)	1,800	1,764
Series 2019-1, Class C, 4.11%, 11/15/2028‡(a)	5,110	3,881
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(h)	143	139
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(h)	595	627
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052‡(a)	251	257
Republic Finance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027(a)	4,185	3,999
Santander Drive Auto Receivables Trust
Series 2017-3, Class E, 4.97%, 1/15/2025	5,770	5,859
Series 2019-1, Class D, 3.65%, 4/15/2025	1,410	1,412
Series 2018-2, Class E, 5.02%, 9/15/2025	5,584	5,669
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(a)	1,418	1,383
Series 2018-A, Class F, 6.80%, 9/15/2025(a)	2,886	2,845
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(a)	4,500	4,457
Series 2019-A, Class C, 3.00%, 1/26/2032(a)	4,120	3,896
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	8,085	7,524
Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034‡(a)(k)	113	113
Shackleton CLO Ltd. (Cayman Islands) Series 2014-6RA, Class B, 2.86%, 7/17/2028(a)(k)	640	621
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036‡(a)	809	780
Series 2019-2A, Class D, 4.54%, 5/20/2036‡(a)	2,313	2,147
Series 2019-3A, Class D, 4.18%, 8/20/2036‡(a)	5,318	4,741
Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026‡(a)	3,250	2,113
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	100	98
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	100	92
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027(a)	450	448
Series 2018-1, Class C, 3.97%, 2/25/2027‡(a)	450	386
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 1/20/2050(a)	5,985	5,543
Series 2020-1A, Class A2II, 4.34%, 1/20/2050(a)	5,985	5,349

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Springleaf Funding Trust
Series 2015-BA, Class B, 3.80%, 5/15/2028‡(a)	900	829
Series 2016-AA, Class B, 3.80%, 11/15/2029(a)	750	751
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024‡(a)(h)	4,883	4,875
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 1.14%, 9/25/2034‡(k)	185	179
Tesla Auto Lease Trust Series 2019-A, Class D, 3.37%, 1/20/2023(a)	2,700	2,541
Tricolor Auto Securitization Trust Series 2018-1A, Class B, 7.30%, 2/16/2021(a)	2,700	2,798
United Auto Credit Securitization Trust Series 2018-1, Class D, 3.52%, 11/10/2022(a)	204	204
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023(a)	7,000	6,760
Series 2018-1A, Class B, 7.50%, 7/15/2023(a)	1,845	1,889
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030(a)	127	126
Vericrest Opportunity Loan Trust
Series 2019-NPL4, Class A1B, 4.15%, 8/25/2049‡(a)(h)	7,850	6,139
Series 2019-NPL4, Class A2, 5.44%, 8/25/2049‡(a)(h)	3,910	2,659
Series 2019-NPL5, Class A1B, 4.25%, 9/25/2049(a)(h)	6,700	5,295
Series 2019-NPL7, Class A1B, 3.97%, 10/25/2049(a)(h)	9,000	7,093
Series 2019-NPL8, Class A1B, 4.09%, 11/25/2049(a)(h)	15,000	11,865
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050‡(a)(h)	12,000	9,270
Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025(a)	2,500	2,529
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,000	8,792
VMD-WL1 4.71%, 1/31/2021(k)	4,933	4,904
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(h)	38	36
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049(a)(h)	7,435	5,865
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049(a)(h)	12,130	9,799
VOLT LXXXIV LLC Series 2019-NP10, Class A1B, 3.97%, 12/27/2049(a)(h)	14,250	11,265
VOLT LXXXV LLC Series 2020-NPL1, Class A1B, 3.72%, 1/25/2050‡(a)(h)	25,000	19,592
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 4.39%, 10/18/2031‡(a)(k)	935	745
Welk Resorts LLC Series 2019-AA, Class D, 4.03%, 6/15/2038‡(a)	1,717	1,428
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	3,240	3,263
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	670	671
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	450	458
Series 2019-1A, Class D, 3.67%, 3/15/2024(a)	3,350	3,417
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	2,140	2,147
Series 2019-1A, Class E, 4.49%, 7/15/2024(a)	950	955
Series 2018-1A, Class F, 5.60%, 7/15/2024(a)	3,500	3,257
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	1,630	1,630
Series 2019-3A, Class D, 2.72%, 11/15/2024(a)	1,310	1,276
Series 2018-2A, Class F, 6.04%, 1/15/2025(a)	1,320	1,237
Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	3,690	3,448
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	600	511
Series 2019-2A, Class E, 4.02%, 4/15/2025(a)	1,080	979
Series 2019-1A, Class F, 5.67%, 2/17/2026(a)	1,769	1,549
Series 2019-2A, Class F, 5.00%, 3/16/2026(a)	1,880	1,496
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	1,400	1,066

TOTAL ASSET-BACKED SECURITIES (Cost $1,030,106)		919,716

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.5%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035‡(a)(k)	600	496

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023(a)	7,500	6,285
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 5.82%, 2/10/2051(k)	194	208
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.53%, 3/15/2036‡(a)(k)	1,000	852
BANK
Series 2019-BN21, Class XA, IO, 1.00%, 10/17/2052(k)	125,915	7,724
Series 2019-BN23, Class XA, IO, 0.70%, 12/15/2052(k)	39,025	1,875
Series 2019-BN23, Class E, 2.50%, 12/15/2052‡(a)	3,000	1,367
Series 2017-BNK7, Class D, 2.71%, 9/15/2060‡(a)	1,000	631
Series 2018-BN12, Class D, 3.00%, 5/15/2061‡(a)	1,250	635
Series 2019-BN19, Class XA, IO, 0.96%, 8/15/2061(k)	22,284	1,489
Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062(k)	55,308	3,142
Series 2019-BN24, Class XA, IO, 0.77%, 11/15/2062(k)	100,654	4,851
Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063(k)	192,038	12,354
Series 2020-BN25, Class E, 2.50%, 1/15/2063‡(a)	4,250	1,789
Series 2020-BN26, Class XA, IO, 1.36%, 3/15/2063(k)	150,071	12,867
Series 2020-BN26, Class D, 2.50%, 3/15/2063(a)	3,250	1,745
Barclays Commercial Mortgage Trust
Series 2019-C4, Class D, 3.25%, 8/15/2052‡(a)	3,410	2,042
Series 2019-C5, Class XA, IO, 0.89%, 11/15/2052(k)	96,626	5,501
BENCHMARK Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052‡(a)	1,900	1,124
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class G, 3.43%, 12/15/2037‡(a)(k)	1,000	921
CD Mortgage Trust Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(a)	266	178
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.21%, 11/10/2049‡(a)(k)	1,900	1,240
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036‡(a)(k)	790	784
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(a)	4,500	4,363
Series 2012-GC8, Class D, 4.88%, 9/10/2045‡(a)(k)	1,875	1,504
Series 2015-GC31, Class D, 4.06%, 6/10/2048‡(k)	3,800	3,026
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	2,285	1,487
Series 2017-P7, Class D, 3.25%, 4/14/2050‡(a)	1,294	666
Series 2020-GC46, Class XA, IO, 0.99%, 2/15/2053(k)	166,036	11,428
Series 2019-GC41, Class E, 3.00%, 8/10/2056‡(a)	5,000	2,309
Series 2015-GC33, Class D, 3.17%, 9/10/2058‡	8,000	5,268
Series 2015-GC33, Class E, 4.57%, 9/10/2058‡(a)(k)	4,330	2,653
Series 2019-C7, Class XA, IO, 0.88%, 12/15/2072(k)	148,984	9,165
COMM Mortgage Trust Series 2015-CR22, Class D, 4.11%, 3/10/2048‡(a)(k)	4,174	3,033
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037‡(a)(k)	1,630	1,413
Series 2020-CBM, Class E, 3.63%, 2/10/2037‡(a)(k)	2,670	2,112
Series 2020-CBM, Class F, 3.63%, 2/10/2037‡(a)(k)	17,870	13,338
Series 2013-CR8, Class D, 3.95%, 6/10/2046‡(a)(k)	750	641
Series 2013-CR13, Class E, 4.89%, 11/10/2046‡(a)(k)	1,500	838
Series 2014-UBS2, Class D, 5.00%, 3/10/2047‡(a)(k)	3,210	2,685
Series 2014-CR19, Class E, 4.23%, 8/10/2047‡(a)(k)	6,000	3,096
Series 2014-CR19, Class D, 4.73%, 8/10/2047‡(a)(k)	2,500	1,423
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(a)	3,760	1,648
Series 2014-CR20, Class E, 3.22%, 11/10/2047‡(a)	1,000	578
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(a)	2,510	1,560
Series 2014-CR21, Class D, 3.93%, 12/10/2047‡(a)(k)	2,600	1,534
Series 2015-LC19, Class D, 2.87%, 2/10/2048‡(a)	1,000	684
Series 2015-CR23, Class D, 4.29%, 5/10/2048‡(k)	1,490	1,179
Series 2015-LC21, Class E, 3.25%, 7/10/2048‡(a)	3,000	1,440
Series 2015-LC21, Class D, 4.34%, 7/10/2048‡(k)	2,700	1,458
Series 2016-CR28, Class E, 4.15%, 2/10/2049‡(a)(k)	3,588	2,158
Series 2013-CR11, Class D, 5.12%, 8/10/2050‡(a)(k)	3,402	2,359
Series 2019-GC44, Class E, 2.50%, 8/15/2057(a)	3,493	1,724

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.41%, 5/15/2036‡(a)(k)	4,400	4,257
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class D, 3.58%, 11/15/2048‡(a)(k)	2,750	1,710
Series 2019-C16, Class C, 4.24%, 6/15/2052‡(k)	2,500	1,987
Series 2019-C18, Class XA, IO, 1.08%, 12/15/2052(k)	53,461	3,629
Series 2019-C18, Class E, 2.50%, 12/15/2052‡(a)	6,515	3,071
Series 2019-C18, Class C, 3.95%, 12/15/2052‡(k)	4,327	3,574
FHLMC Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029(k)	38,620	5,932
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K009, Class X1, IO, 1.21%, 8/25/2020(k)	63,776	66
Series K016, Class X1, IO, 1.48%, 10/25/2021(k)	15,353	252
Series K721, Class X1, IO, 0.32%, 8/25/2022(k)	63,765	415
Series K721, Class X3, IO, 1.30%, 9/25/2022(k)	12,550	350
Series K033, Class X1, IO, 0.30%, 7/25/2023(k)	6,634	56
Series K729, Class X1, IO, 0.36%, 10/25/2024(k)	18,774	245
Series KC03, Class X1, IO, 0.49%, 11/25/2024(k)	99,989	1,926
Series K731, Class X3, IO, 2.11%, 5/25/2025(k)	11,529	954
Series K733, Class X3, IO, 2.19%, 1/25/2026(k)	17,500	1,722
Series KC06, Class X1, IO, 0.90%, 6/25/2026(k)	39,727	1,541
Series K736, Class X1, IO, 1.31%, 7/25/2026(k)	91,978	5,941
Series K734, Class X3, IO, 2.17%, 7/25/2026(k)	26,250	2,775
Series K737, Class X1, IO, 0.64%, 10/25/2026(k)	138,273	4,806
Series KC04, Class X1, IO, 1.25%, 12/25/2026(k)	48,004	2,861
Series K738, Class X1, IO, 1.63%, 1/25/2027(k)	44,694	3,674
Series K064, Class X3, IO, 2.13%, 5/25/2027(k)	18,830	2,230
Series KC05, Class X1, IO, 1.20%, 6/25/2027(k)	107,520	6,511
Series K075, Class X3, IO, 2.13%, 5/25/2028(k)	5,471	720
Series K078, Class X3, IO, 2.21%, 10/25/2028(k)	2,680	373
Series K082, Class X3, IO, 2.21%, 10/25/2028(k)	27,200	3,860
Series K084, Class X3, IO, 2.24%, 11/25/2028(k)	19,450	2,799
Series K090, Class X1, IO, 0.71%, 2/25/2029(k)	32,076	1,701
Series K094, Class X1, IO, 0.88%, 6/25/2029(k)	32,961	2,171
Series K095, Class X1, IO, 0.95%, 6/25/2029(k)	51,815	3,635
Series K097, Class X1, IO, 1.09%, 7/25/2029(k)	74,305	6,117
Series K096, Class X3, IO, 2.11%, 7/25/2029(k)	48,669	6,731
Series K101, Class X3, IO, 1.89%, 10/25/2029(k)	35,000	4,634
Series K090, Class X3, IO, 2.31%, 10/25/2029(k)	97,000	14,637
Series K103, Class X1, IO, 0.76%, 11/25/2029(k)	120,965	6,006
Series K104, Class X1, IO, 1.13%, 1/25/2030(k)	77,152	6,673
Series K105, Class X1, IO, 1.65%, 1/25/2030(k)	52,884	6,170
Series K-1511, Class X3, IO, 3.42%, 4/25/2034(k)	30,261	9,182
Series K723, Class X3, IO, 1.92%, 10/25/2034(k)	6,850	383
Series K153, Class X3, IO, 3.77%, 4/25/2035(k)	4,450	1,313
Series K155, Class X3, IO, 3.12%, 5/25/2036(k)	5,560	1,477
Series K-1510, Class X3, IO, 3.40%, 1/25/2037(k)	24,400	7,306
Series K036, Class X3, IO, 2.11%, 12/25/2041(k)	3,253	215
Series K720, Class X3, IO, 1.33%, 8/25/2042(k)	16,800	405
Series K041, Class X3, IO, 1.64%, 11/25/2042(k)	4,580	294
Series K718, Class X3, IO, 1.44%, 2/25/2043(k)	6,035	123
Series K054, Class X3, IO, 1.60%, 4/25/2043(k)	2,745	182
Series K047, Class X3, IO, 1.49%, 6/25/2043(k)	3,400	209
Series K050, Class X3, IO, 1.55%, 10/25/2043(k)	5,232	360
Series K051, Class X3, IO, 1.61%, 10/25/2043(k)	4,995	359
Series K052, Class X3, IO, 1.61%, 1/25/2044(k)	2,915	191
Series K726, Class X3, IO, 2.13%, 7/25/2044(k)	21,130	1,500
Series K067, Class X3, IO, 2.11%, 9/25/2044(k)	8,580	1,057

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K727, Class X3, IO, 2.00%, 10/25/2044(k)	15,000	1,125
Series K068, Class X3, IO, 2.06%, 10/25/2044(k)	19,730	2,363
Series K059, Class X3, IO, 1.92%, 11/25/2044(k)	8,000	803
Series K729, Class X3, IO, 1.97%, 11/25/2044(k)	21,410	1,618
Series K724, Class X3, IO, 1.87%, 12/25/2044(k)	4,930	296
Series K070, Class X3, IO, 2.04%, 12/25/2044(k)	42,245	5,138
Series K730, Class X3, IO, 2.04%, 2/25/2045(k)	47,270	3,806
Series K065, Class X3, IO, 2.18%, 7/25/2045(k)	13,305	1,636
Series K071, Class X3, IO, 2.01%, 11/25/2045(k)	12,470	1,497
Series K072, Class X3, IO, 2.14%, 12/25/2045(k)	20,640	2,667
Series K089, Class X3, IO, 2.30%, 1/25/2046(k)	93,789	13,964
Series K087, Class X3, IO, 2.32%, 1/25/2046(k)	41,880	6,313
Series K079, Class X3, IO, 2.26%, 7/25/2046(k)	9,000	1,240
Series K097, Class X3, IO, 2.02%, 9/25/2046(k)	51,390	7,303
Series K081, Class X3, IO, 2.23%, 9/25/2046(k)	29,425	3,954
Series K103, Class X3, IO, 1.91%, 12/25/2046(k)	40,100	5,196
Series K088, Class X3, IO, 2.35%, 2/25/2047(k)	59,034	9,247
Series K093, Class X3, IO, 2.21%, 5/25/2047(k)	50,764	7,612
Series K092, Class X3, IO, 2.25%, 5/25/2047(k)	46,583	7,131
Series K094, Class X3, IO, 2.12%, 7/25/2047(k)	19,360	2,823
Series K095, Class X3, IO, 2.10%, 8/25/2047(k)	66,697	9,630
Series K736, Class X3, IO, 2.01%, 9/25/2047(k)	83,580	8,574
Series K099, Class X3, IO, 2.02%, 10/25/2047(k)	49,100	6,624
Series K098, Class X3, IO, 2.07%, 10/25/2047(k)	95,472	13,126
Series K737, Class X3, IO, 1.77%, 1/25/2048(k)	43,661	4,130
FNMA ACES
Series 2014-M13, Class X2, IO, 0.07%, 8/25/2024(k)	75,377	1,086
Series 2016-M12, Class X2, IO, 0.07%, 9/25/2026(k)	135,489	1,089
Series 2019-M28, Class XAV3, IO, 1.07%, 2/25/2027(k)	41,815	2,303
Series 2017-M8, Class X, IO, 0.12%, 5/25/2027(k)	179,525	2,584
Series 2019-M30, Class X4, IO, 0.96%, 8/25/2028(k)	49,971	2,627
Series 2019-M31, Class X, IO, 0.99%, 9/25/2028(k)	57,797	4,648
Series 2019-M30, Class X1, IO, 0.34%, 11/25/2028(k)	84,886	1,853
Series 2019-M30, Class X2, IO, 0.20%, 12/25/2029(k)	127,923	2,031
Series 2019-M21, Class X2, IO, 1.35%, 2/25/2031(k)	16,945	1,847
Series 2019-M30, Class X5, IO, 0.36%, 5/25/2033(k)	199,359	5,406
Series 2019-M31, Class X1, IO, 1.20%, 4/25/2034(k)	40,805	4,551
Series 2018-M15, Class X, IO, 0.70%, 1/25/2036(k)	9,455	563
Series 2020-M6, Class XL, IO, 1.11%, 11/25/2049(k)	33,740	2,911
FREMF Mortgage Trust
Series 2017-KF29, Class B, 4.00%, 2/25/2024(a)(k)	185	162
Series 2017-KF32, Class B, 2.88%, 5/25/2024(a)(k)	341	294
Series 2017-KF35, Class B, 3.08%, 8/25/2024(a)(k)	215	185
Series 2017-KF38, Class B, 2.83%, 9/25/2024(a)(k)	399	340
Series 2017-KF41, Class B, 2.83%, 11/25/2024(a)(k)	181	157
Series 2018-KF49, Class B, 2.23%, 6/25/2025(a)(k)	778	659
Series 2018-KC02, Class B, 4.09%, 7/25/2025(a)(k)	2,520	2,225
Series 2019-KF58, Class B, 2.48%, 1/25/2026(a)(k)	832	704
Series 2019-KC06, Class B, 3.82%, 9/25/2026(a)(k)	7,609	6,370
Series 2016-KF24, Class B, 5.33%, 10/25/2026(a)(k)	112	110
Series 2017-KF33, Class B, 2.88%, 6/25/2027(a)(k)	142	116
Series 2017-KF40, Class B, 3.03%, 11/25/2027(a)(k)	245	198
Series 2018-KF50, Class B, 2.23%, 7/25/2028(a)(k)	337	283
Series 2018-KF56, Class B, 2.78%, 11/25/2028(a)(k)	1,026	799
Series 2019-KF59, Class B, 2.68%, 2/25/2029(a)(k)	1,000	781
Series 2019-KF61, Class B, 2.53%, 4/25/2029(a)(k)	1,942	1,522
Series 2019-KG01, Class B, 4.16%, 4/25/2029(a)(k)	3,000	2,777
Series 2019-KF63, Class B, 2.68%, 5/25/2029(a)(k)	3,000	2,311

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-KF65, Class B, 2.73%, 7/25/2029(a)(k)	1,900	1,465
Series 2019-KF70, Class B, 2.63%, 9/25/2029(a)(k)	3,000	2,299
Series 2019-KF71, Class B, 2.63%, 10/25/2029(a)(k)	5,534	4,234
Series 2019-KF73, Class B, 2.78%, 11/25/2029(a)(k)	7,268	5,545
Series 2019-KW10, Class B, 3.62%, 10/25/2032(a)(k)	5,000	3,767
Series 2016-K53, Class B, 4.02%, 3/25/2049(a)(k)	69	73
Series 2017-K67, Class B, 3.94%, 9/25/2049(a)(k)	145	147
Series 2017-K67, Class C, 3.94%, 9/25/2049(a)(k)	2,010	1,900
Series 2017-K728, Class B, 3.65%, 11/25/2050(a)(k)	250	252
Series 2017-K728, Class C, 3.65%, 11/25/2050(a)(k)	105	101
Series 2019-K734, Class C, 4.05%, 2/25/2051(a)(k)	4,150	3,998
Series 2019-K103, Class B, 3.57%, 12/25/2051(a)(k)	2,303	2,190
Series 2019-K103, Class C, 3.57%, 12/25/2051(a)(k)	1,250	1,100
Series 2019-K102, Class B, 3.65%, 12/25/2051(a)(k)	7,932	7,588
Series 2019-K102, Class C, 3.65%, 12/25/2051(a)(k)	9,100	8,119
Series 2020-K104, Class C, 3.54%, 2/25/2052(a)(k)	13,102	10,950
Series 2019-K94, Class C, 3.97%, 7/25/2052(a)(k)	4,000	3,826
Series 2019-K100, Class B, 3.49%, 11/25/2052(a)(k)	5,188	4,955
Series 2020-K737, Class B, 3.30%, 1/25/2053(a)(k)	3,750	3,673
Series 2020-K737, Class C, 3.30%, 1/25/2053(a)(k)	6,000	5,661
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.90%, 2/27/2048‡(a)(k)	6,013	4,906
Series 2018-C1, Class A725, 2.76%, 2/27/2050(a)	1,000	854
Series 2018-C1, Class B725, 3.10%, 2/27/2050‡(a)(k)	2,225	1,861
GNMA
Series 2013-72, IO, 0.50%, 11/16/2047(k)	145,689	3,723
Series 2014-172, IO, 0.71%, 1/16/2049(k)	41,174	1,348
Series 2012-44, IO, 0.24%, 3/16/2049(k)	8,336	48
Series 2015-48, IO, 0.66%, 2/16/2050(k)	3,687	139
Series 2013-15, IO, 0.61%, 8/16/2051(k)	12,573	329
Series 2013-80, IO, 0.90%, 3/16/2052(k)	34,227	1,232
Series 2015-86, IO, 0.69%, 5/16/2052(k)	31,958	1,253
Series 2013-7, IO, 0.33%, 5/16/2053(k)	81,953	1,525
Series 2012-89, IO, 0.51%, 12/16/2053(k)	18,388	279
Series 2012-115, IO, 0.42%, 4/16/2054(k)	50,224	1,178
Series 2014-124, Class IE, IO, 0.75%, 5/16/2054(k)	21,242	665
Series 2013-48, IO, 0.63%, 7/16/2054(k)	10,173	335
Series 2014-186, IO, 0.71%, 8/16/2054(k)	6,400	233
Series 2014-130, Class IB, IO, 0.84%, 8/16/2054(k)	2,087	72
Series 2015-93, IO, 0.73%, 11/16/2054(k)	35,678	1,202
Series 2013-179, IO, 0.58%, 1/16/2055(k)	61,395	1,059
Series 2013-178, IO, 0.63%, 6/16/2055(k)	48,953	1,128
Series 2016-102, IO, 0.74%, 10/16/2055(k)	34,706	1,475
Series 2015-33, IO, 0.74%, 2/16/2056(k)	44,721	1,872
Series 2015-59, IO, 0.93%, 6/16/2056(k)	10,938	501
Series 2016-97, IO, 1.04%, 7/16/2056(k)	49,247	3,251
Series 2014-110, IO, 0.68%, 1/16/2057(k)	28,228	1,096
Series 2016-177, IO, 0.77%, 1/16/2057(k)	81,524	4,367
Series 2015-172, IO, 0.79%, 3/16/2057(k)	20,260	884
Series 2016-13, IO, 0.85%, 4/16/2057(k)	22,903	1,168
Series 2015-115, IO, 0.55%, 7/16/2057(k)	4,283	162
Series 2016-40, IO, 0.70%, 7/16/2057(k)	47,781	2,053
Series 2017-151, IO, 0.71%, 9/16/2057(k)	19,245	1,055
Series 2017-146, IO, 0.77%, 9/16/2057(k)	51,985	2,983
Series 2017-173, IO, 1.36%, 9/16/2057(k)	19,660	1,591
Series 2016-105, IO, 0.99%, 10/16/2057(k)	19,741	1,134
Series 2016-157, IO, 0.95%, 11/16/2057(k)	36,744	2,341
Series 2016-71, Class QI, IO, 0.96%, 11/16/2057(k)	82,338	4,982
Series 2016-96, IO, 0.98%, 12/16/2057(k)	3,925	239

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-155, IO, 0.88%, 2/16/2058(k)	87,311	5,699
Series 2016-130, IO, 1.01%, 3/16/2058(k)	49,599	3,208
Series 2016-92, IO, 0.91%, 4/16/2058(k)	1,571	90
Series 2016-119, IO, 1.10%, 4/16/2058(k)	152,980	8,697
Series 2016-151, IO, 1.06%, 6/16/2058(k)	106,560	7,273
Series 2017-41, IO, 0.77%, 7/16/2058(k)	20,168	1,140
Series 2016-87, IO, 0.97%, 8/16/2058(k)	47,400	2,853
Series 2017-3, IO, 0.88%, 9/16/2058(k)	97,495	5,605
Series 2016-175, IO, 0.89%, 9/16/2058(k)	37,077	2,212
Series 2017-54, IO, 0.64%, 12/16/2058(k)	22,277	1,109
Series 2017-81, IO, 0.81%, 12/16/2058(k)	25,516	1,503
Series 2017-23, IO, 0.74%, 5/16/2059(k)	26,396	1,415
Series 2017-86, IO, 0.78%, 5/16/2059(k)	9,819	555
Series 2017-51, IO, 0.79%, 5/16/2059(k)	14,736	892
Series 2017-148, IO, 0.65%, 7/16/2059(k)	31,084	1,557
Series 2017-69, IO, 0.81%, 7/16/2059(k)	16,355	960
Series 2017-171, IO, 0.69%, 9/16/2059(k)	6,045	344
Series 2018-57, IO, 0.41%, 10/16/2059(k)	122,002	5,541
Series 2017-157, IO, 0.57%, 12/16/2059(k)	9,967	514
Series 2018-9, IO, 0.56%, 1/16/2060(k)	95,839	5,149
Series 2019-67, IO, 0.92%, 2/16/2060(k)	36,566	2,767
Series 2019-135, IO, 0.92%, 2/16/2060(k)	56,580	4,220
Series 2018-106, IO, 0.48%, 4/16/2060(k)	27,997	1,437
Series 2018-119, IO, 0.65%, 5/16/2060(k)	47,310	2,856
Series 2018-98, IO, 0.47%, 8/16/2060(k)	105,084	5,490
Series 2019-9, IO, 0.67%, 8/16/2060(k)	38,953	2,667
Series 2019-32, IO, 0.68%, 5/16/2061(k)	69,582	5,068
Series 2019-53, Class IA, IO, 0.84%, 6/16/2061(k)	12,212	851
Series 2019-155, IO, 0.68%, 7/16/2061(k)	187,597	12,630
Series 2020-28, IO, 0.86%, 11/16/2061(k)	22,216	1,687
Series 2020-43, IO, 1.37%, 11/16/2061(k)	19,942	1,833
Series 2020-14, IO, 0.76%, 2/16/2062(k)	161,161	11,884
Series 2020-2, IO, 0.81%, 3/16/2062(k)	87,372	6,327
Series 2020-27, IO, 0.90%, 3/16/2062(k)	29,402	2,255
Series 2020-23, IO, 0.79%, 4/16/2062(k)	147,238	10,821
Series 2020-38, IO, 0.94%, 4/16/2062(k)	38,908	3,269
Series 2020-50, IO, 0.79%, 6/16/2062(k)	84,916	6,372
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.74%, 11/10/2045‡(a)(k)	400	329
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	3,550	2,557
Series 2013-GC12, Class D, 4.45%, 6/10/2046‡(a)(k)	2,240	1,833
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,810	789
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(a)(k)	2,000	1,328
Series 2020-GC45, Class XA, IO, 0.68%, 2/13/2053(k)	74,895	3,558
Series 2020-GC45, Class E, 2.85%, 2/13/2053‡(a)	7,000	3,082
Series 2020-GC47, Class XA, IO, 1.25%, 5/12/2053(k)	80,879	7,168
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(a)(k)	11,658	11,220
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.03%, 12/15/2046‡(a)(k)	250	227
Series 2015-JP1, Class E, 4.24%, 1/15/2049‡(a)(k)	3,250	2,029
JPMBB Commercial Mortgage Securities Trust Series 2015-C33, Class D2, 4.11%, 12/15/2048‡(a)(k)	1,000	686
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047(a)	1,500	1,272
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.91%, 7/15/2044(k)	19	19
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(k)	154	89
MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 3.08%, 4/25/2024‡(a)(k)	4,608	4,368

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MMFL Re-REMIC Trust Series 2019-1, Class A, 1.57%, 1/28/2024(a)(k)	4,366	3,869
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 4.91%, 4/15/2047‡(a)(k)	1,000	787
Series 2014-C17, Class D, 4.74%, 8/15/2047‡(a)(k)	6,750	4,464
Series 2014-C18, Class D, 3.39%, 10/15/2047‡(a)	7,157	5,098
Series 2015-C27, Class E, 3.24%, 12/15/2047‡(a)(k)	2,500	1,330
Series 2015-C27, Class F, 3.24%, 12/15/2047‡(a)(k)	6,334	2,998
Series 2014-C19, Class E, 3.25%, 12/15/2047‡(a)	6,500	3,971
Series 2015-C21, Class XA, IO, 0.88%, 3/15/2048(k)	22,358	732
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(a)(k)	1,000	851
Series 2019-L3, Class D, 2.50%, 11/15/2052(a)(k)	4,500	2,708
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.87%, 10/15/2049‡(a)(k)	6,779	5,795
Series 2019-01, Class M10, 3.42%, 10/15/2049‡(a)(k)	5,000	3,693
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.83%, 4/14/2036‡(a)(k)	3,500	3,079
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.29%, 2/13/2053(k)	95,278	8,322
Series 2020-RR1, Class A2, 2.53%, 2/13/2053	4,000	3,893
Series 2020-RR1, Class B, 3.48%, 2/13/2053‡	11,440	11,019
Series 2020-RR1, Class C, 3.98%, 2/13/2053‡(k)	4,750	4,581
Series 2020-RR1, Class D, 4.06%, 2/13/2053‡(k)	4,750	3,212
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(k)	4,060	4,101
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(k)	235	226
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(k)	427	403
Series 2019-1, Class A, 3.76%, 3/25/2049(a)(k)	4,190	4,212
Series 2019-1, Class M1, 3.94%, 3/25/2049‡(a)(k)	1,870	1,831
Series 2019-3, Class A, 3.03%, 10/25/2049(a)(k)	4,662	4,588
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.52%, 11/15/2043‡(a)(k)	1,300	1,292
Series 2015-NXS1, Class E, 2.88%, 5/15/2048‡(a)(k)	3,230	1,948
Series 2017-C38, Class D, 3.00%, 7/15/2050‡(a)	1,000	599
Series 2019-C52, Class XA, IO, 1.62%, 8/15/2052(k)	16,752	1,660
Series 2020-C55, Class D, 2.50%, 2/15/2053‡(a)	4,500	2,527
Series 2020-C55, Class E, 2.50%, 2/15/2053‡(a)	6,850	3,149
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045(a)	3,000	2,612
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057‡(a)(k)	6,540	5,232

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,026,990)		899,899

MORTGAGE-BACKED SECURITIES — 7.9%
FNMA UMBS, 30 Year Pool # MA4055, 2.50%, 6/1/2050	415,000	430,405
GNMA I 5.93%, 1/20/2050(k)	10,865	1,879
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	1,360	1,510
Pool # BN2462, 4.50%, 6/20/2048	217	233
Pool # BH2761, 4.50%, 9/20/2048	2,757	3,061
Pool # BJ4027, 4.50%, 9/20/2048	621	689
Pool # BJ4052, 4.50%, 9/20/2048	686	760
Pool # BH5219, 4.50%, 10/20/2048	645	715
Pool # BI9909, 4.50%, 10/20/2048	1,417	1,573
Pool # BJ0977, 4.50%, 10/20/2048	608	675
Pool # BJ4126, 4.50%, 10/20/2048	877	974
Pool # BJ4168, 4.50%, 10/20/2048	1,199	1,330
Pool # BJ4297, 4.50%, 10/20/2048	886	983

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BJ4354, 4.50%, 10/20/2048	689	762
Pool # BJ4396, 4.50%, 10/20/2048	1,206	1,338
Pool # BJ9835, 4.50%, 1/20/2049	1,195	1,341
Pool # BJ9839, 4.38%, 4/20/2049	673	737
Pool # BL9253, 4.50%, 6/20/2049	996	1,080
Pool # BN2463, 4.50%, 6/20/2049	239	259
Pool # BJ9846, 4.50%, 7/20/2049	1,707	1,922
Pool # BM5450, 4.50%, 7/20/2049	1,343	1,471
Pool # BJ9850, 4.50%, 8/20/2049	854	944
Pool # BJ9854, 4.50%, 9/20/2049	1,172	1,320
Pool # BJ9863, 4.50%, 11/20/2049	1,588	1,789
Pool # BQ8922, 4.50%, 12/20/2049	745	863

TOTAL MORTGAGE-BACKED SECURITIES (Cost $458,314)		458,613

FOREIGN GOVERNMENT SECURITIES — 2.4%
Arab Republic of Egypt (Egypt) 7.05%, 1/15/2032(f)	5,600	5,297
Democratic Socialist Republic of Sri Lanka (Sri Lanka)
6.20%, 5/11/2027(f)	7,850	4,276
7.55%, 3/28/2030(a)	990	534
Dominican Republic Government Bond (Dominican Republic) 5.88%, 1/30/2060(a)	13,650	11,556
Federal Republic of Nigeria (Nigeria) 7.14%, 2/23/2030(f)	5,100	4,459
Hashemite Kingdom of Jordan (Jordan) 7.38%, 10/10/2047(f)	4,700	4,346
Kingdom of Bahrain (Bahrain) 7.00%, 10/12/2028(f)	1,900	1,983
Republic of Angola (Angola)
8.00%, 11/26/2029(a)	5,720	3,536
8.00%, 11/26/2029(f)	500	309
9.13%, 11/26/2049(f)	5,100	3,052
Republic of Belarus (Belarus) 6.88%, 2/28/2023(f)	1,600	1,660
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025(f)	1,100	906
5.63%, 4/30/2043(f)	1,200	830
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(f)	13,737	13,441
5.75%, 12/31/2032(f)(h)	2,618	2,468
Republic of El Salvador (El Salvador)
8.63%, 2/28/2029(f)	5,400	4,608
7.63%, 2/1/2041(f)	4,400	3,405
7.12%, 1/20/2050(f)	3,700	2,834
Republic of Ghana (Ghana)
7.88%, 2/11/2035(a)	1,420	1,217
8.95%, 3/26/2051(f)	500	435
8.75%, 3/11/2061(a)	3,300	2,849
Republic of Guatemala (Guatemala) 4.90%, 6/1/2030(a)	2,100	2,200
Republic of Kenya (Kenya)
6.88%, 6/24/2024(f)	1,700	1,631
8.00%, 5/22/2032(a)	1,780	1,687
8.00%, 5/22/2032(f)	1,400	1,326
Republic of Namibia (Namibia) 5.25%, 10/29/2025(f)	4,900	4,776
Republic of Paraguay (Paraguay)
6.10%, 8/11/2044(f)	6,375	7,457
5.40%, 3/30/2050(a)	2,970	3,263
Republic of Senegal (Senegal)
6.25%, 5/23/2033(f)	1,400	1,308
6.75%, 3/13/2048(f)	4,500	4,053
Republic of South Africa (South Africa) 5.75%, 9/30/2049	6,020	4,906
State of Israel Government Bond (Israel) 4.50%, 4/3/2120	6,050	7,358
State of Qatar (Qatar) 4.40%, 4/16/2050(a)	6,900	8,194
Sultanate of Oman Government Bond (Oman)
4.88%, 2/1/2025(f)	4,100	3,609
5.38%, 3/8/2027(f)	1,400	1,168
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2020(f)	1,700	1,697
8.99%, 2/1/2024(f)	3,400	3,539
9.75%, 11/1/2028(f)	3,700	3,974
United Arab Emirates Government Bond (United Arab Emirates) 3.88%, 4/16/2050(a)	2,100	2,391

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $159,262)		138,538

	Shares (000)
PREFERRED STOCKS — 0.2%
Electric Utilities — 0.2%
SCE Trust II 5.10%, 5/5/2020 ($25 par value)(l)	54	1,313
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)(l)	240	5,250
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	4,815

		11,378

Insurance — 0.0%(b)
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value)(l)	97	2,408

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 0.0%(b)
MYT Holding Co. 10.00%, 6/7/2029(a)	16	9

TOTAL PREFERRED STOCKS (Cost $14,275)		13,795

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.1%(m)
Aerospace & Defense — 0.0%(b)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.93%, 10/4/2024(e)	4	4

Automobiles — 0.0%(b)
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.48%, 8/14/2024(e)	99	89

Chemicals — 0.0%(b)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.20%, 6/1/2024(e)	260	254

Construction & Engineering — 0.0%(b)
Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025‡(e)	1,018	993

Containers & Packaging — 0.0%(b)
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.70%, 1/30/2021(e)	97	78

Diversified Consumer Services — 0.0%(b)
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.44%, 8/3/2026(e)	89	87

Diversified Telecommunication Services — 0.0%(b)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(e)	207	205
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 2.75%), 6.00%, 11/27/2023(e)	50	50

		255

Electric Utilities — 0.0%(b)
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(e)	44	35
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(e)	2	2

		37

Food & Staples Retailing — 0.1%
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.43%, 4/1/2024‡(e)	2,102	2,102
Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025‡(e)	75	59
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.42%, 10/22/2025(e)	263	247

		2,408

Health Care Providers & Services — 0.0%(b)
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.20%, 6/7/2023(e)	1,285	1,232

Hotels, Restaurants & Leisure — 0.0%(b)
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.45%, 12/1/2023(e)	291	215
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 3.46%, 10/4/2023(e)	612	524

		739

IT Services — 0.0%(b)
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(e)	146	141

Leisure Products — 0.0%(b)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.00%, 5/16/2022‡(e)	58	58
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(e)(i)	247	—

		58

Oil, Gas & Consumable Fuels — 0.0%(b)
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022(e)	220	56

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 6.42%, 8/25/2023(e)	680		390

			446

Pharmaceuticals — 0.0%(b)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024(e)	678		600

Software — 0.0%(b)
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 12/1/2023(e)	96		93

Specialty Retail — 0.0%(b)
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026(e)(n)	12		9

TOTAL LOAN ASSIGNMENTS (Cost $7,951)			7,523

MUNICIPAL BONDS — 0.0%(b)(o)
California — 0.0%(b)
Education — 0.0%(b)
Regents of the University of California Series R, Rev., 5.77%, 5/15/2043	140		204
University of California Series J, Rev., 4.13%, 5/15/2045	100		119

			323

General Obligation — 0.0%(b)
Los Angeles Community College District Series E, GO, 6.75%, 8/1/2049	100		170

Hospital — 0.0%(b)
University of California, Medical Center Series F, Rev., 6.58%, 5/15/2049	255		389

Water & Sewer — 0.0%(b)
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290		308

Total California			1,190

Colorado — 0.0%(b)
Hospital — 0.0%(b)
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175		186

Illinois — 0.0%(b)
Education — 0.0%(b)
Illinois Finance Authority Series A, Rev., 4.00%, 10/1/2049	25		26

Indiana — 0.0%(b)
Other Revenue — 0.0%(b)
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240		337

New Jersey — 0.0%(b)
Transportation — 0.0%(b)
New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25		25

Texas — 0.0%(b)
Transportation — 0.0%(b)
North Texas Tollway Authority System Series B, Rev., 6.72%, 1/1/2049	131		218

TOTAL MUNICIPAL BONDS (Cost $1,742)			1,982

	Shares (000)
COMMON STOCKS — 0.0%(b)
Aerospace & Defense — 0.0%(b)
Remington Outdoor Co., Inc.*‡	5		6

Capital Markets — 0.0%(b)
UCI Holdings LLC (New Zealand)*‡	2		33

Food & Staples Retailing — 0.0%(b)
Moran Foods Backstop Equity*‡	45		45

Media — 0.0%(b)
Clear Channel Outdoor Holdings, Inc.*	6		6
iHeartMedia, Inc., Class A*	—	(j)	2

			8

Oil, Gas & Consumable Fuels — 0.0%(b)
Battalion Oil Corp.*	1		4

Specialty Retail — 0.0%(b)
Claire’s Stores, Inc.*‡	—	(j)	5

TOTAL COMMON STOCKS (Cost $124)			101

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CONVERTIBLE BONDS — 0.0%(b)
Oil, Gas & Consumable Fuels — 0.0%(b)
Whiting Petroleum Corp. 1.25%, 4/1/2020(i)(Cost $149)	149	19

	No. of Warrants (000)
WARRANTS — 0.0%(b)
Wireless Telecommunication Services — 0.0%(b)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡ (Cost $37)	2	17

	Shares (000)
SHORT-TERM INVESTMENTS — 10.7%
INVESTMENT COMPANIES — 10.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(p)(q)(Cost $618,917)	618,625	619,243

TOTAL SHORT-TERM INVESTMENTS (Cost $618,917)		619,243

Total Investments — 105.0% (Cost $6,521,871)		6,082,926
Liabilities in Excess of Other Assets — (5.0)%		(291,068)

Net Assets — 100.0%		5,791,858

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(i)	Defaulted security.
(j)	Amount rounds to less than one thousand.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(l)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2020.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	4,776	09/2020	USD	1,054,713	103
U.S. Treasury 5 Year Note	316	09/2020	USD	39,698	73
U.S. Treasury 10 Year Note	304	09/2020	USD	42,275	53
U.S. Treasury 10 Year Ultra Note	1,456	09/2020	USD	228,956	772
U.S. Treasury Long Bond	97	09/2020	USD	17,278	65
U.S. Treasury Ultra Bond	372	09/2020	USD	80,875	(137)

					929

Short Contracts
U.S. Treasury 2 Year Note	(4,456)	09/2020	USD	(984,045)	(105)
U.S. Treasury 5 Year Note	(1,671)	09/2020	USD	(209,919)	(331)
U.S. Treasury 10 Year Note	(1,481)	09/2020	USD	(205,952)	(268)
U.S. Treasury Ultra Bond	(73)	09/2020	USD	(15,871)	4

					(700)

					229

Abbreviations

USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/ Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.32-V2	1.00	Quarterly	Barclays Bank plc	12/20/2024	2.80	USD 99,045	9,051	(1,888)	7,163
CDX.NA.EM.32-V2	1.00	Quarterly	Barclays Bank plc	12/20/2024	2.80	USD 12,381	1,175	(279)	896

							10,226	(2,167)	8,059

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

OTC Credit default swap contracts outstanding - sell protection(e) as of May 31, 2020 (amounts in thousands):

Reference Obligation/ Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	7.32	USD 5,000	(58)	(1,264)	(1,322)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	7.32	USD 7,500	(41)	(1,941)	(1,982)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	7.32	USD 5,000	(178)	(1,144)	(1,322)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	7.32	USD 5,000	(252)	(1,070)	(1,322)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	7.32	USD 2,500	(126)	(535)	(661)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	7.32	USD 12,500	(381)	(2,923)	(3,304)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	7.32	USD 5,000	(255)	(1,067)	(1,322)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	7.32	USD 12,500	(142)	(3,162)	(3,304)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	7.32	USD 5,500	(67)	(1,387)	(1,454)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	7.32	USD 8,017	(97)	(2,022)	(2,119)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	7.32	USD 12,500	(60)	(3,244)	(3,304)

							(1,657)	(19,759)	(21,416)

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.33-V1	1.00	Quarterly	6/20/2025	2.88	USD 59,500	6,362	(1,298)	5,064
CDX.NA.EM.33-V1	1.00	Quarterly	6/20/2025	2.88	USD 40,409	4,497	(1,058)	3,439
CDX.NA.EM.33-V1	1.00	Quarterly	6/20/2025	2.88	USD 9,950	1,070	(223)	847
CDX.NA.EM.33-V1	1.00	Quarterly	6/20/2025	2.88	USD 10,630	1,185	(281)	904
CDX.NA.EM.33-V1	1.00	Quarterly	6/20/2025	2.88	USD 40,390	4,504	(1,067)	3,437
CDX.NA.EM.33-V1	1.00	Quarterly	6/20/2025	2.88	USD 16,150	1,792	(418)	1,374
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 383,230	18,363	(14,617)	3,746

						37,773	(18,962)	18,811

(a)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(e)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

Abbreviations

CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of May 31, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	10,226	8,059

Liabilities
OTC Credit default swap contracts outstanding - sell protection	(1,657)	(21,416)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$664,545	$255,171	$919,716
Collateralized Mortgage Obligations	—	1,028,747	218,623	1,247,370
Commercial Mortgage-Backed Securities	—	716,619	183,280	899,899
Common Stocks
Aerospace & Defense	—	—	6	6
Capital Markets	—	—	33	33
Food & Staples Retailing	—	—	45	45
Media	8	—	—	8
Oil, Gas & Consumable Fuels	4	—	—	4
Specialty Retail	—	—	5	5

Total Common Stocks	12	—	89	101

Convertible Bonds	—	19	—	19
Corporate Bonds	—	1,776,110	—	1,776,110
Foreign Government Securities	—	138,538	—	138,538
Loan Assignments
Aerospace & Defense	—	4	—	4
Automobiles	—	89	—	89
Chemicals	—	254	—	254
Construction & Engineering	—	—	993	993
Containers & Packaging	—	78	—	78
Diversified Consumer Services	—	87	—	87
Diversified Telecommunication Services	—	255	—	255
Electric Utilities	—	37	—	37
Food & Staples Retailing	—	247	2,161	2,408
Health Care Providers & Services	—	1,232	—	1,232
Hotels, Restaurants & Leisure	—	739	—	739
IT Services	—	141	—	141
Leisure Products	—	—	58	58
Oil, Gas & Consumable Fuels	—	446	—	446
Pharmaceuticals	—	600	—	600
Software	—	93	—	93
Specialty Retail	—	9	—	9

Total Loan Assignments	—	4,311	3,212	7,523

Mortgage-Backed Securities	—	458,613	—	458,613
Municipal Bonds	—	1,982	—	1,982
Preferred Stocks
Electric Utilities	11,378	—	—	11,378
Insurance	2,408	—	—	2,408
Internet & Direct Marketing Retail	—	9	—	9

Total Preferred Stocks	13,786	9	—	13,795

Warrants	—	—	17	17
Short-Term Investments
Investment Companies	619,243	—	—	619,243

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$633,041	$4,789,493	$660,392	$6,082,926

Appreciation in Other Financial Instruments
Futures Contracts	$1,070	$—	$—	$1,070

Depreciation in Other Financial Instruments
Futures Contracts	$(841)	$—	$—	$(841)
Swaps	—	(40,888)	—	(40,888)

Total Depreciation in Other Financial Instruments	$(841)	$(40,888)	$—	$(41,729)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities
Asset-Backed Securities	$351,115		$(181)	$(52,235)	$(13)	$7,369	$(12,310)	$27,489	$(66,063)	$255,171
Collateralized Mortgage Obligations	170,293		—	(28,788)	(41)	3,088	(10,965)	85,896	(860)	218,623
Commercial Mortgage-Backed Securities	174,388		(7,626)	(72,899)	82	8,220	(37,672)	118,787	—	183,280
Common Stocks - Aerospace & Defense	4		—	2	—	—	—	—	—	6
Common Stocks - Capital Markets	35		—	(2)	—	—	—	—	—	33
Common Stocks - Food & Staples Retailing	—		—	43	—	2	—	—	—	45
Common Stocks - Specialty Retail	5		—	— (a)	—	—	—	—	—	5
Corporate Bonds - Wireless Telecommunication Services	5,977		15	(202)	19	—	(5,809)	—	—	—
Loan Assignments - Construction & Engineering	1,064		—	(4)	4	—	(71)	—	—	993
Loan Assignments - Food & Staples Retailing	—		—	233	8	1,920	—	—	—	2,161
Loan Assignments - Leisure Products	58		—	—	—	—	—	—	—	58
Warrants - Road & Rail	—	(b)	—	—	—	—	—	—	—	—
Warrants - Wireless Telecommunication Services	29		—	(12)	—	—	—	—	—	17

Total	$702,968		$(7,792)	$(153,864)	$59	$20,599	$(66,827)	$232,172	$(66,923)	$660,392

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $(151,939,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2020.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$239,577	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.54%)
			Constant Default Rate	0.00% - 10.23% (0.32%)
			Yield (Discount Rate of Cash Flows)	2.16% - 31.97% (11.17%)

Asset-Backed Securities	239,577

	167,758	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (15.91%)
			Constant Default Rate	0.00% - 2.90% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.73% - 16.47% (5.67%)

Collateralized Mortgage Obligations	167,758

	180,203	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.37%)
			Constant Default Rate	0.00% - 5.00% (0.04%)
			Yield (Discount Rate of Cash Flows)	2.42% - 199.00% (11.14%)

Commercial Mortgage-Backed Securities	180,203

	2,465	Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)
	59	Market Comparable Companies	EBITDA Multiple (b)	6.0x (6.0x)

Loan Assignments

2,524

Total	590,062

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $70,330,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(a)(b)	$34,094	$1,301,263	$716,390	$(48)	$324	$619,243	618,625	$436	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	122,018	10,000	131,936	(73)	(9)	—	—	94	—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	11,862	38,075	49,937	—	—	—	—	10	—

Total	$167,974	$1,349,338	$898,263	$(121)	$315	$619,243		$540	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default index swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.